Smith Barney
                               Municipal
                               Money Market
                               Fund, Inc.

                               ------------------
                               SEMI-ANNUAL REPORT
                               ------------------

                               September 30, 1999

                               [LOGO] Smith Barney
                                      Mutual Funds

             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE

Smith Barney            [PHOTO OMITTED]   [PHOTO OMITTED]   [PHOTO OMITTED]
Municipal
Money Market            HEATH B.          JOSEPH P.         JOSEPH
Fund, Inc.              MCLENDON          DEANE             BENEVENTO

                        Chairman          Vice President    Vice President


Dear Shareholder:

We are pleased to provide you with the semi-annual report for the Smith Barney Municipal Money Market Fund, Inc. ("Fund") for the period ended September 30, 1999. We hope you find this report to be useful and informative. For your convenience, we have summarized the period's prevailing economic and market conditions and outlined our portfolio strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow.

Performance Update

As of September 30, 1999, the Municipal Money Market Fund's 7-day current yield was 3.07%. The Fund's 7-day effective yield which reflects compounding - was 3.12%.

Please note that your investment in the Municipal Money Market Portfolio is neither insured, nor guaranteed, by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Market and Economic Overview

We think that the municipal bond market may be approaching a temporary bottom. The Federal Reserve Board ("Fed") has implemented two monetary policy adjustments so far in 1999 - a 25 basis point increase on June 30, 1999 and a 25 basis point increase on August 30, 1999.(1) Fixed income prices have come under some pressure as a result of

----------
(1) On Tuesday, November 16, 1999, the Federal Reserve Board raised short-term rates by 25 basis points after this letter was written.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                 1
rising interest rates, fueled by a strong U.S. economy and improving market and economic conditions overseas. However, broad-based inflationary pressures have been absent so far. In our opinion, long U.S. Treasury yields are competitive. The yield on the 30-year Treasury bond has stayed within a narrow 40 basis point trading range since the beginning of June, currently trading just above 6%, while long-term municipal bonds are yielding approximately 95% of long-term U.S. Treasury bonds. Under typical market conditions, municipal bonds yield roughly 85% of similar-maturity U.S. Treasury bonds.

The financial crisis and ensuing global credit crunch that occurred in 1998 caused spreads to widen substantially between municipal securities and U.S. Treasuries. The recent upward pressure on municipal yields appears to result largely from two factors: 1) the lack of demand for municipal bonds by the traditional institutional sectors that have supported the municipal market; and
2) additional pressures resulting from the pre-Y2K avalanche of issues in the taxable market, which has attracted institutional investors who would otherwise buy municipals.

Tax-Exempt Money Market Overview and Outlook

For most state and local governments, June marks the end of the current fiscal year and the pricing of a large portion of their annual note financing. Traditionally, this is the largest note issuance period in the municipal market. In our opinion, there were two major factors investors grappled with during this period: the Fed interest rate policy and Y2K liquidity concerns.

This year's note issuance period coincided with two consecutive 25 basis point increases in the short-term interest rates on June 30, 1999 and August 24, 1999. As a result, the short-term municipal yield curve began to steepen. Over this period, one-year municipal note yields increased by roughly 50 to 60 basis points. In the Variable Rate Demand Obligation ("VRDO") market, which represents the shorter end of the yield curve, rates declined as investors sought the safety of daily and weekly liquidity. VRDO's are demand instruments that usually have an indicated maturity of more than one year, but they contain a demand feature that enables the holder to redeem the investment on no more than 30 days notice. These instruments provide for automatic adjustment of new rates on set dates and are generally supported by letters of credit issued by domestic or foreign banks.

Along with the rise in one-year municipal note yields the market also experienced an increase in the premium paid for the most liquid, high quality note issues. Part of this premium can be explained by the anxiety surrounding Y2K. While there is no historical data to predict what may occur in the financial markets due to Y2K concerns we do believe that


--------------------------------------------------------------------------------
2                                        1999 Semi-Annual Report to Shareholders
during uncertain times investors tend to opt for liquidity and safety of principal. Given these factors, we do expect the liquidity premium to increase over the rest of the fourth quarter of 1999.

Investment Strategy

The Fund seeks to provide investors with income exempt from Federal income tax by investing in a portfolio of high-quality, short-term, municipal obligations selected for liquidity and stability of principal.(2) At the present time, we have targeted the Fund's average maturity to a 50 to 55 day range, while maintaining a higher VRDO position.

Our focus in the municipal note market has been on the high-quality, liquid sector of the market. One of the Fund's largest positions, Houston Texas Tax and Revenue Anticipation Notes ("TRAN"), is an example.(3) The Texas TRAN position is part of a $3.9 billion issue that was given the highest short term ratings by both Moody's Investors Service Inc. and Standard & Poor's Ratings Service, Inc. Due to its size and broad investment appeal, it is considered to be one of the market's most liquid note deals.

In closing, thank you for investing in the Smith Barney Municipal Money Market Fund, Inc. We look forward to continuing to help you pursue your financial goals.

Sincerely,


/s/ Heath B. McLendon                           /s/ Joseph P. Deane

Heath B. McLendon                               Joseph P. Deane
Chairman                                        Vice President


/s/ Joseph Benevento

Joseph Benevento
Vice President

October 15, 1999

----------
(2) A portion of the Portfolio's income may be subject to the Alternate Minimum Tax ("AMT").
(3)   Please note that the Portfolio's holdings are subject to change.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                 3

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                           September 30, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING(a)                           SECURITY                                  VALUE
=========================================================================================================
Alabama -- 0.8%
   $ 2,000,000     NR+       Auburn Alabama IDB (Donaldson Co.) 3.95%(b)(c)                $    2,000,000
     5,935,000     NR+       Boaz IDB (Parker Hannifen Corp.) 3.80%(b)                          5,935,000
       950,000     NR+       Cullman IDR (Pressac Project) 4.05%(b)                               950,000
     6,000,000     A-1+      Decatur IDR (NEO Industries) Series 98 4.05%(b)(c)                 6,000,000
     3,175,000     A-1+      Demopolis IDR (Mclain Inc. Project) 3.84%(b)(c)                    3,175,000
     9,000,000     A-1+      Mobile Alabama Infirmary Health Series 98 A
                                3.35% due 10/15/99(d)                                           9,000,000
     8,000,000     A-1       Montgomery BMC Special Care Facilities Authority Revenue
                                (VHA Alabama Inc. Cap) AMBAC-Insured 3.85%(b)                   8,000,000
     1,000,000     P-1       North Alabama Environmental Improvement Authority
                                PCR Reynold Metals 3.80%(b)                                     1,000,000
    16,500,000     A-1+      Tuscaloosa County IDA Solid Waste Disposal Revenue
                                (Tuscaloosa Steel Corp. Project) 3.80%(b)(c)                   16,500,000
---------------------------------------------------------------------------------------------------------
                                                                                               52,560,000
---------------------------------------------------------------------------------------------------------
Alaska -- 0.4%
    10,785,000     VMIG1*    Alaska HFA PART AMBAC-Insured
                                3.283% due 3/9/00(c)(d)                                        10,785,000
     4,000,000     VMIG1*    Alaska State HFC Government Purpose University
                                Series 97A 3.85%(b)                                             4,000,000
     4,600,000     VMIG 1*   Valdez Marine Term Revenue (ARCO Transportation
                                Project) Series 94A 3.20% due 10/8/99(d)                        4,600,000
                             Valdez Marine Term Revenue (Exxon Pipeline Co. Project):
     3,500,000     VMIG 1*      Project A 3.75%(b)                                              3,500,000
     2,500,000     VMIG 1*      Project B 3.75%(b)                                              2,500,000
---------------------------------------------------------------------------------------------------------
                                                                                               25,385,000
---------------------------------------------------------------------------------------------------------
Arizona -- 1.2%
                             Apache County IDR PCR Tucson Electric Power Co.:
     6,200,000     A-1+         IDR Series 83B 3.85%(b)                                         6,200,000
     8,100,000     A-1+         PCR Series 83A 3.80%(b)                                         8,100,000
    13,600,000     VMIG 1*   Arizona Educational Loan Marketing Corp.
                                Educational Loan Review 3.80%(b)(c)                            13,600,000
     7,870,000     VMIG 1*   Chandler Arizona IDA IDR SMP II Limited Partnership
                                3.83%(b)                                                        7,870,000
    20,000,000     A-1+      Coconino County Arizona PCR Arizona Public Service
                                3.75%(b)(c)                                                    20,000,000
     4,155,000     VMIG 1*   Mesa Muni Development Corp (Special Tax)
                                TECP Series 96B 3.30% due 10/6/99                               4,155,000
                             Pima County IDA:
     8,000,000     A-1+         IDR Tucson Electric Power Series A 3.80%(b)                     8,000,000
    10,055,000     A-1+         Single Family Mortgage GNMA PART
                                 3.233% due 3/9/00(c)(d)                                       10,055,000
---------------------------------------------------------------------------------------------------------
                                                                                               77,980,000
---------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
4                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING(a)                           SECURITY                                  VALUE
=========================================================================================================
Arkansas -- 0.6%
   $ 2,650,000     NR+       Atkins IDR (Green Bay Foods Project) 3.90%(b)(c)              $    2,650,000
     3,300,000     VMIG 1*   Fayetteville IDR (Amcast Industrial Corp.)  3.90%(b)(c)            3,300,000
     7,000,000     NR+       Pine Bluff IDR (Greenfield Inc. Project)  3.90%(b)(c)              7,000,000
     4,650,000     VMIG 1*   Saline County Arkansas PCR (Alcoa Inc. Project)
                                3.249% due 5/17/00(d)                                           4,650,000
     6,000,000     VMIG 1*   Searcy Arkansas IDR Kohler County Project 3.90%(b)(c)              6,000,000
     2,750,000     NR+       Sheridan IDR (Kohler Project) Series 85
                                3.80% due 8/1/00(b)                                             2,750,000
    14,500,000     A-1+      Union County Arkansas Solid Waste Disposal
                                (Tin Fiber Project) Series 97B 3.85%(b)(c)                     14,500,000
---------------------------------------------------------------------------------------------------------
                                                                                               40,850,000
---------------------------------------------------------------------------------------------------------
California -- 0.6%
                             California Health Facilities Finance Authority:
     2,900,000     A-1+         Scripps Health 3.10%(b)                                         2,900,000
     1,500,000     A-1+         Sutter Health 3.50%(b)                                          1,500,000
    24,000,000     VMIG 1*   California Higher Education Loan Authority Inc. Revenue
                                Series 94 3.20% due 6/1/00(b)(c)                               24,000,000
     9,000,000     SP-1+     California RAN Series A 3.30% due 6/30/00                          9,045,900
     1,100,000     A-1+      Regional Airports Improvement Corp. (Los Angeles
                                International Airport) 3.85%(b)(c)                              1,100,000
---------------------------------------------------------------------------------------------------------
                                                                                               38,545,900
---------------------------------------------------------------------------------------------------------
Colorado -- 2.0%
     6,000,000     A-1       Colorado HFA (Celestial Seasoning) 3.75%(b)(c)                     6,000,000
                             Colorado HFA MFH:
     7,720,000     A-1+         Central Park Series 96C FNMA 3.85%(b)                           7,720,000
     4,270,000     A-1+         Greenwood Point Series 96D FNMA 3.85%(b)                        4,270,000
     7,420,000     A-1+         Hamptons Series 96G FNMA 3.85%(b)                               7,420,000
     5,100,000     A-1+         Huntersridge Series 96E FNMA  3.85%(b)                          5,100,000
     4,490,000     P-1       Colorado Postsecondary EFA Revenue
                                (Regis Jesuit High School Project) 3.85%(b)                     4,490,000
                             Colorado Student Loan Authority AMBAC-Insured:
     4,200,000     VMIG 1*      Series 89A 3.85%(b)(c)                                          4,200,000
    11,500,000     VMIG 1*      Series 90A 3.85%(b)(c)                                         11,500,000
    10,950,000     VMIG 1*      Series 99A-1 3.80%(b)                                          10,950,000
     7,500,000     VMIG 1*      Series 99A-3 3.85%(b)(c)                                        7,500,000
                             Denver City & County Airport Revenue:
     7,000,000     A-1+         MBIA-Insured PART 3.82%(b)                                      7,000,000
    22,170,000     AAA          Series D 3.45% due 11/15/99()                                  22,210,536
     2,000,000     A-1+      Eagle Ranch Metropolitan District CO Series A
                                3.80%(b)(c)                                                     2,000,000
    11,200,000     A-1       Lakewood MFH Revenue (Marston Pointe Apartments
                                Project) 4.00%(b)(c)                                           11,200,000
    14,000,000     NR+       Lower Colorado River Authority TECP
                                3.30% due 11/19/99(d)                                          14,000,000
---------------------------------------------------------------------------------------------------------
                                                                                              125,560,536
---------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                 5

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING(a)                           SECURITY                                  VALUE
=========================================================================================================
Delaware -- 1.4%
                             Delaware State Economic Development Authority:
  $ 49,400,000     A-1+         Clean Power Project Series C 3.84%(b)(c)                   $   49,400,000
    31,000,000     A-1+         IDA (Star Enterprises) Series B 3.85%(b)(c)                    31,000,000
     2,660,000     NR+       Delaware Health Facilities Authority (Christiana
                                Care Services) AMBAC-Insured 3.40% due 10/1/99                  2,660,000
     5,545,000     A-1       New Castle County Economic Development Revenue
                                Refunding (Henderson McGuire Project) 3.80%(b)                  5,545,000
     2,675,000     VMIG 1*   New Castle Delaware PCR (General Motors Corp.
                                Project) 3.70%(b)                                               2,675,000
---------------------------------------------------------------------------------------------------------
                                                                                               91,280,000
---------------------------------------------------------------------------------------------------------
District of Columbia -- 0.6%
                             District of Columbia:
     1,100,000     A-1+         Series 92A 4.00%(b)                                             1,100,000
     6,800,000     A-1+         Series B3 4.00%(b)                                              6,800,000
     7,145,000     A-1       District of Columbia American Society Microbiology
                                Series 99A 3.80%(b)(c)                                          7,145,000
     7,830,000     VMIG 1*   District of Columbia HFA Carmel Series A 3.88%(b)                  7,830,000
     4,500,000     VMIG 1*   District of Columbia National Academy of Science
                                Series 99B 3.70%(d)                                             4,500,000
     2,000,000     A-1+      District of Columbia National Children's
                                Center Inc. 3.80%(b)                                            2,000,000
     6,980,000     A-1+      Macon Pooled Variable Rate  PART
                                MBIA-Insured 4.12%(b)                                           6,980,000
---------------------------------------------------------------------------------------------------------
                                                                                               36,355,000
---------------------------------------------------------------------------------------------------------
Florida -- 3.0%
                             Dade County (FL Water & Sewer):
    10,000,000     VMIG 1*      PART FGIC-Insured 3.86%(b)                                     10,000,000
    11,210,000     A-1+         PART FGIC-Insured 3.85%(b)                                     11,210,000
    34,060,000     A-1+      Florida Capital Projects Finance Authority Revenue
                                (Capital Projects Loan Program) Series 97A
                                FSA-Insured 3.75%(b)                                           34,060,000
     2,550,000     VMIG 1*   Florida HFA Ashley Lake Apartments FHA-Insured
                                3.80%(b)(c)                                                     2,550,000
     5,860,000     A-1+      Florida HFA FHA-Insured PART Series 96 3.90%(b)(c)                 5,860,000
    12,120,000     P-1       Florida Local Government Community Pooled Project A
                                3.60% due 3/7/00                                               12,120,000
     4,000,000     P-1       Florida Municipal Power Series A 3.30% due 10/13/99                4,000,000
     3,045,000     AAA       Greater Orlando Aviation Authority Orlando Florida Airport
                                3.90% due 10/1/00(c)                                            3,077,431
    50,000,000     VMIG 1*   Gulf Breeze Florida Heritage Healthcare Project 3.92%(b)          50,000,000
     5,000,000     A-1       Hillsborough County (Petroleum Packers) 4.10%(b)(c)                5,000,000
                             Lee County Florida IDA Health Care:
     2,000,000     A-1+         Hope Hospice Project 3.85%(b)(c)                                2,000,000
    15,000,000     A-1+         Shell Point Project Series 99B 3.80%(b)(c)                     15,000,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
6                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING(a)                           SECURITY                                  VALUE
=========================================================================================================
Florida -- 3.0%
(continued)
   $ 3,000,000     NR+       Manatee County IDR (Avon Cabinet Corp.) 3.95%(b)(c)           $    3,000,000
     7,800,000     NR        Miami Dade IDA IDR (Lawson Industrials Inc.)
                                3.95%(b)(c)                                                     7,800,000
     4,750,000     A-1 +     Orange County Florida Health Facilities Authority
                                Adventist Health Systems 3.70%(b)                               4,750,000
     2,200,000     VMIG 1*   Pasco County HFA Multi-Family Revenue
                                (Carlton Arms Magnolia) 3.87%(b)                                2,200,000
     2,350,000     NR+       Pinellas County Industrial Council IDR
                                (Molex EXT Inc. Project) 3.90%(b)(c)                            2,350,000
     5,000,000     A-1+      Polk IDA (Farmland Hydro LLP) Series 99 3.85%(b)(c)                5,000,000
     1,565,000     NR+       Sunrise Florida Utilities System Revenue AMBAC-Insured
                                PART 3.85%(b)                                                   1,565,000
     8,575,000     NR+       Sunshine State Government Financing Community
                                Series A 3.60% due 3/10/00                                      8,575,000
     1,300,000     A-1+      Tampa Occupational License Tax FGIC-Insured
                                Series A 3.75%(b)                                               1,300,000
---------------------------------------------------------------------------------------------------------
                                                                                              191,417,431
---------------------------------------------------------------------------------------------------------
Georgia -- 3.3%
    13,900,000     VMIG 1*   Burke County Georgia PCR (Georgia Power Co.)
                                3.70% due 5/1/00(d)                                            13,900,000
     2,400,000     NR+       Carrollton IDR (Holox Limited Project) 3.90%(b)(c)                 2,400,000
     3,725,000     NR+       Clayton County IDR (Mcilrath Corp.) Project 3.84%(b)               3,725,000
     1,200,000     NR+       Cobb County IDR (RLR Industries Inc. Project)
                                3.90%(b)(c)                                                     1,200,000
     4,055,000     A-1+      Cobb County Multi-Family Housing Williamstown
                                Apartment Project  Series 89 3.90%(b)(c)                        4,055,000
     2,600,000     NR+       Dawson County Georgia IDR (Philips & Brooks Gladwin)
                                3.90%(b)(c)                                                     2,600,000
     3,000,000     NR+       Decatur and Bainbridge Counties Development Authority
                                (Thomas & Betts Project) 3.90% (b)(c)                           3,000,000
     1,800,000     A-1+      De Kalb County Multi-Family Housing Authority Revenue
                                Refunding (Clairmont Crest Project) 3.80%(b)                    1,800,000
     2,100,000     NR+       Dodge County IDA (Sylvan Hardwoods LLC Project)
                                3.90%(b)(c)                                                     2,100,000
     6,200,000     A-1+      Fayette County IDR (Gardner Denver Co.) 3.90%(b)(c)                6,200,000
     2,000,000     NR+       Fulton County DFA (Metro Altanta YMCA) Series 97 3.75%(b)          2,000,000
                             Fulton County Flight Safety:
    19,300,000     VMIG 1*      Equipment Series 99 3.90%(b)(c)                                19,300,000
     8,000,000     VMIG 1*      Improvement Series 99 3.90%(b)(c)                               8,000,000
     7,750,000     A-1+      Fulton County HSG (Spring Creek) 3.85%(b)                          7,750,000
     3,300,000     NR+       Fulton County IDA (Charles Mackarvich Project)
                                3.90%(b)(c)                                                     3,300,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                 7

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING(a)                           SECURITY                                  VALUE
=========================================================================================================
Georgia -- 3.3%
(continued)
   $ 9,050,000     VMIG 1*   Fulton Georgia PCR (General Motors Corp.) 3.70%(b)            $    9,050,000
                             Georgia Municipal Electricity Authority:
    14,610,000     A-1+         PART FGIC-Insured 3.85%(b)                                     14,610,000
     1,000,000     A-1+         Series D 3.75%(b)                                               1,000,000
     5,000,000     A-1+         Special Obligation MBIA-Insured PART 3.82%(b)                   5,000,000
                             Georgia State GO:
     4,820,000     A-1+         Series B PART 3.85%(b)                                          4,820,000
    10,125,000     A-1+         Series C PART 3.85%(b)                                         10,125,000
    14,690,000     A-1+         Series D PART 3.85%(b)                                         14,690,000
     5,000,000     AAA          Series F 3.05% due 12/1/99                                      5,028,174
    10,200,000     A-1+         Series 91C PART 3.05%(b)                                       10,200,000
     3,000,000     NR+       Georgia State Ports Authority (Colonels Terminal
                                Project) 3.90%(b)                                               3,000,000
     6,000,000     A-1+      Griffin-Spalding County IDA (Norcom Inc.) 3.84%(b)(c)              6,000,000
     3,900,000     A-1+      Gwinnett County School District IDR (Christian
                                Acadamy) 3.80%(b)                                               3,900,000
     5,000,000     NR+       Harralson County Development IDR (Gold Kist Project)
                                3.90%(b)(c)                                                     5,000,000
     2,600,000     NR+       Jackson County IDA (Snider Tire Inc.)  3.90%(b)(c)                 2,600,000
     4,800,000     A-1+      Marietta Housing Authority Multi-Family Revenue
                                Refunding (Concepts 21 Apartments) FNMA 3.70%(b)                4,800,000
     4,900,000     A-1+      Roswell Georgia MFH Greenhouse Apartments 3.75%(b)(c)              4,900,000
     5,000,000     NR+       Smyrna Housing Authority Multi-Family Housing Revenue
                                (Walton Grove Project) 3.90%(b)(c)                              5,000,000
     4,700,000     A-1+      Thomaston-Upson County IDA (De Ster Production Corp.)
                                Series A 4.15%(b)(c)
                             Tift County IDA:                                                   4,700,000
     4,900,000     A-1+         Burlen Corp. 3.90%(b)(c)                                        4,900,000
     3,000,000     NR+          Queen Carpet Corp. Series A 3.90%(b)(c)                         3,000,000
     1,500,000     NR+          Queen Carpet Corp. Series B 3.80%(b)                            1,500,000
     2,000,000     NR+       Valdosta-Lowndes (South Pecan Co.) 3.90%(b)(c)                     2,000,000
---------------------------------------------------------------------------------------------------------
                                                                                              207,153,174
---------------------------------------------------------------------------------------------------------
Hawaii -- 0.2%
     1,000,000     VMIG 1*   Hawaii HSG Finance & Development Corp.
                                Series 93A 3.80%(b)                                             1,000,000
     5,802,000     A-1+      Hawaii State GO PART 3.85%(b)                                      5,802,000
     6,820,000     VMIG 1*   Honolulu Waste and Water PART FGIC-Insured
                                3.399% due 11/17/99(d)                                          6,820,000
---------------------------------------------------------------------------------------------------------
                                                                                               13,622,000
---------------------------------------------------------------------------------------------------------
Idaho -- 0.4%
    25,000,000     MIG 1*    Idaho State TAN Series 99 3.40% due 6/30/00                       25,153,142
---------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
8                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING(a)                           SECURITY                                  VALUE
=========================================================================================================
Illinois -- 12.7%
   $15,660,000     A-1+      Central Lake Community Joint Action Water Agency
                                Interim Water Revenue FGIC-Insured PART 3.85%(b)           $   15,660,000
     5,500,000     NR+       Centralia IDR (Hollywood Brands) Series 83 3.80%(b)                5,500,000
    13,100,000     A-1+      Chicago Airport Special Facilities Centerpoint
                                O'Hare 3.90%(b)(c)                                             13,100,000
    20,000,000     A-1+      Chicago Board of Education AMBAC-Insured PART
                                3.85%(b)                                                       20,000,000
    11,680,000     A-1+      Chicago GO AMBAC-Insured PART 3.82%(b)                            11,680,000
    16,395,000     A-1+      Chicago GO FGIC-Insured PART 3.82%(b)(c)                          16,395,000
                             Chicago IDA:
     5,800,000     A-1+         Ampere Automotive 3.84%(b)(c)                                   5,800,000
     7,200,000     A-1+         Enterprise Center Project VII 3.84%(b)(c)                       7,200,000
     4,750,000     A-1+         Enterprise Center Project IX 3.84%(b)(c)                        4,750,000
     4,000,000     A-1+         Freedman Seating Co. Project 3.84%(b)(c)                        4,000,000
     3,000,000     A-1+         PS Greetings Inc. Series 99 3.90%(b)(c)                         3,000,000
     5,000,000     A-1+         Zenith Controls 3.84%(b)(c)                                     5,000,000
    18,000,000     SP-1+     Chicago Illinois Park District Tax Anticipation Warrants
                                3.621% due 9/15/00                                             18,124,858
     6,475,000     A-1+      Chicago MFH Barbara Jean Wright Apartments 3.84%(b)(c)             6,475,000
    28,940,000     A-1       Chicago School Reference Series 91 PART
                                3.67% due 3/6/00(d)                                            28,940,000
    44,900,000     A-1+      Chicago Tax Increment Sr. Lien 3.85%(b)                           44,900,000
    10,000,000     SP-1+     Chicago Tender Notes Series 99 2.95% due 1/27/00(d)               10,000,000
    43,040,000     VMIG 1*   Chicago Water Revenue FGIC-Insured PART 3.88%(b)                  43,040,000
    19,657,000     VMIG 1*   Cook County GO PART FGIC-Insured 3.86%(b)                         19,657,000
     8,235,000     A-1+      Cook County GO PART MBIA-Insured 3.82%(b)                          8,235,000
     2,850,000     A-1+      Cook County IDR (Little Lady Foods Inc.) 3.84%(b)(c)               2,850,000
                             Illinois Development Finance Authority:
     3,225,000     A-1+         6 West Hubbard Street 3.60%(b)(c)                               3,225,000
    35,000,000     A-1+         Adventist Health Systems Series A MBIA-Insured
                                  3.80%(b)                                                     35,000,000
     4,485,000     A-1+         CHS Aquistion Corp. 3.84%(b)(c)                                 4,485,000
     5,010,000     A-1+         Continental Midland Inc. 3.84%(b)(c)                            5,010,000
     5,465,000     A-1+         F.C. Ltd Partnership Project 4.00%(b)(c)                        5,465,000
     2,000,000     A-1+         Glenwood School For Boys 3.80%(b)                               2,000,000
     3,000,000     A-1+         Harris Pavilion Residential Rental 3.90%(b)(c)                  3,000,000
     8,800,000     A-1+         Housing Revenue (Cinnamon Lake Tower) 3.90%(b)(c)               8,800,000
     1,800,000     A-1+         IDA Nuqay Industries Inc. 3.84%(b)(c)                           1,800,000
     2,000,000     A-1+         Kindlon Partners Project 3.84%(b)(c)                            2,000,000
     5,000,000     VMIG 1*      Local Government Financing Project AMBAC-Insured
                                  Series A 3.80%(b)                                             5,000,000
     8,000,000     A-1+         Palos Community Hospital Series 98 3.80%(b)                     8,000,000
    15,000,000     A-1+         PCR (Illinois Power) Series 87B  3.90%(b)(c)                   15,000,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                 9

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING(a)                           SECURITY                                  VALUE
=========================================================================================================
Illinois -- 12.7%
(continued)
   $15,000,000     A-1+         PCR (Commonwealth Edison) 94B 3.75%(b)(c)                  $   15,000,000
    10,000,000     A-1+         PCR (Illinois Power) Series 1997C  MBIA-Insured
                                  3.90%(b)(c)                                                  10,000,000
     7,900,000     A-1 +        PCR (The Uno Ven Project) 3.80%(b)                              7,900,000
     5,000,000     A-1+         Praire Packaging Inc. 3.84%(b)(c)                               5,000,000
     3,000,000     A-1+         Roll Service Inc. Project 3.90%(b)(c)                           3,000,000
     9,250,000     A-1+         Safety Education-- Foundation For Safety 3.79%(b)               9,250,000
     2,000,000     A-1+         Sinai Community Institution Project 3.79%(b)                    2,000,000
    12,200,000     A-1+         Symphony Project Series 96 3.80%(b)                            12,200,000
     4,000,000     VMIG 1*   Illinois Education Facilities Authority (Museum of
                                Science) 3.80%(b)                                               4,000,000
                             Illinois HDA :
     2,800,000     A-1+         Community Howard Theatre 3.84%(b)(c)                            2,800,000
     6,955,000     VMIG 1*      Homeowner Mortgage Series E-2 3.80% due 7/27/00(c)(d)           6,955,000
     3,650,000     VMIG 1*      Homeowner Mortgage Series E-1 3.55% due 7/27/00(d)              3,650,000
    14,400,000     A-1+         Residential Mortgage Revenue PART AMBAC-Insured
                                  3.90%(b)(c)                                                  14,400,000
                             Illinois Health Facilities Authority Revenue:
    10,525,000     VMIG 1*      Edgewater Medical Center Series B 3.83%(b)                     10,525,000
    14,150,000     VMIG 1*      Pekin Memorial Hospital Series B 3.83%(b)                      14,150,000
     5,200,000     VMIG 1*      Pekin Memorial Hospital Series C 3.83%(b)                       5,200,000
     5,000,000     VMIG 1*      Pekin Memorial Hospital Series 97 3.83%(b)                      5,000,000
     4,025,000     A-1+         Pool Loan Series D 3.80%(b)                                     4,025,000
     4,100,000     VMIG 1*      Pooled Series F 3.75%(b)                                        4,100,000
     7,000,000     VMIG 1*      Southern Healthcare Enterprises Series 1 3.80%(b)               7,000,000
     3,200,000     A-1+         Swedish Covenant Hospital Project Series A 3.85%(b)             3,200,000
    26,500,000     VMIG 1*      University of Chicago TECP Series 85
                                  3.182% due 10/5/99                                           26,500,000
    15,735,000     A-1+      Illinois RTA PART FGIC-Insured 3.85%(b)                           15,735,000
                             Illinois State Toll Highway Authority FSA-Insured:
    27,000,000     A-1          PART Series 98-67 3.82%(b)                                     27,000,000
    11,800,000     VMIG 1*      Series B 3.85%(b)                                              11,800,000
    13,000,000     A-1+         Series 98B 3.85%(b)                                            13,000,000
                             Illinois Student Assistance Community Student
                                Loan Revenue:
    10,000,000     VMIG 1*        Series A 3.85%(b)                                            10,000,000
     2,940,000     VMIG 1*        Series 96A 3.85%(b)(c)                                        2,940,000
    12,800,000     VMIG 1*        Series 97A 3.85%(b)(c)                                       12,800,000
     2,470,000     NR+       Lincolnwood IDR Refunding (Illinois Self Storage
                                Center) 3.85%(b)                                                2,470,000
     2,500,000     A-1+      Lisle MFH (Ashley of Lisle Project) 3.75%(b)                       2,500,000
     3,300,000     A-1+      Lockport IDR (Panduit Corp. Project) 3.90%(b)(c)                   3,300,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
10                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING(a)                           SECURITY                                  VALUE
=========================================================================================================
Illinois -- 12.7%
(continued)
   $ 1,100,000     A-1+      Madison County Shell Oil Project Shell Wood
                                River Refining 3.95%(b)(c)                                 $    1,100,000
                             Metropolitan Pier Exposition Authority McCormick:
    10,000,000     A-1+         FGIC-Insured PART 3.82%(b)                                     10,000,000
    19,405,000     A-1+         FGIC-Insured PART 3.85%(b)                                     19,405,000
     2,210,000     A-1+      Oak Lawn Illinois IDR (Lavergne Partners Project)
                                3.84%(b)(c)                                                     2,210,000
     2,000,000     A-1+      Oswego IDR (Griffith Laboratories Project) 3.85%(b)(c)             2,000,000
     7,900,000     A-1+      Palos Hills Illinois MFH (Green Oaks Project) 3.84%(b)(c)          7,900,000
     5,250,000     NR+       Pekin IDR Refunding (BOC Group Inc. Project) 3.80%(b)              5,250,000
     5,890,000     A-1+      Plainfield Illinois IDR (Plainfield Molding Project)
                                3.84%(b)(c)                                                     5,890,000
     1,785,000     NR+       River Grove IDR Refunding (Self Storage Center) 3.85%(b)           1,785,000
    10,000,000     VMIG 1*   Shaumberg, Cook & Dupage County Series 98A 3.85%(b)               10,000,000
     6,000,000     A-1+      Shaumberg MFH (Windsong Apartments) 3.84% (b)                      6,000,000
     2,000,000     A-1+      Southwestern Illinois Development Authority
                                Solid Waste Shell Oil Co. Series 91 3.95%(b)(c)                 2,000,000
     4,400,000     A-1+      Tinley Park MFH Edgewater Walk 3.79%(b)                            4,400,000
    21,800,000     A-1+      University of Illinois Revenue Health Services Facilities
                                Systems Series B 3.75%(b)                                      21,800,000
    22,905,000     A-1+      Will County MFH (Woodland Crest Hill Project)
                                3.84%(b)(c)                                                    22,905,000
    12,400,000     A-1+      Winnebago Boone County School District PART
                                FSA-Insured 3.37% due 11/5/99(d)                               12,400,000
---------------------------------------------------------------------------------------------------------
                                                                                              805,536,858
---------------------------------------------------------------------------------------------------------
Indiana -- 2.9%
     1,585,000     NR+       Bluffton IDR (Snider Tire Inc. Project) 3.90%(b)(c)                1,585,000
    11,980,000     A-1       Fort Wayne Indiana Hospital Revenue Series 1997
                                MBIA-Insured PART 3.38% due 11/3/99 (d)                        11,980,000
     4,500,000     VMIG 1*   Fort Wayne PCR (General Motors Corp. Project) 3.80%(b)             4,500,000
     2,600,000     VMIG 1*   Franklin EDA (Pedcor Investments) 3.85%(b)(c)                      2,600,000
    20,000,000     A-1+      Hammond Local Public Improvement Bond Bank
                                1999 Series A-2 3.15% due 1/6/00                               20,025,742
    20,000,000     SP-1+     Indiana Bond Bank Series A-2 2.97% due 1/19/00                    20,031,125
     2,500,000     NR+       Indiana Educational Facility (Wesleyan Series B) 3.85%(b)          2,500,000
     7,500,000     A-1+      Indiana Health Facility Financing Authority Hospital
                                Revenue (Community Hospitals Project) Series B
                                3.83%(b)                                                        7,500,000
     4,400,000     A-1+      Indiana Health Facilities Development Finance Authority
                                Youth Opportunity Center 3.80%(b)                               4,400,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                11

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING(a)                           SECURITY                                  VALUE
=========================================================================================================
Indiana -- 2.9%
(continued)
                             Indiana Secondary Market Educational Loans Inc.:
   $ 5,300,000     A-1+         Education Loan Revenue Series 88B  AMBAC-Insured
                                  3.90%(b)(c)                                              $    5,300,000
    13,900,000     A-1+         Education Loan Revenue Series 89B  AMBAC-Insured
                                  3.90%(b)(c)                                                  13,900,000
    16,100,000     A-1+      Indiana State DFA (Indiana Historical Society) 3.80%(b)           16,100,000
     4,500,000     A-1+      Indiana State EDA (Enterprise Center III Project)
                                3.84%(b)(c)                                                     4,500,000
     7,825,000     A-1+      Indiana State Toll Road Commission PART 3.85%(b)                   7,825,000
     4,100,000     A-1+      Indianapolis EDA (Herff Jones Inc. Project) 4.04% (b)(c)           4,100,000
     7,500,000     NR+       Indianapolis EDA (Pedcor Investments) Series 99A
                                3.93%(b)(c)                                                     7,500,000
     2,550,000     A-1+      Marion Economic Development Revenue PART 3.79%(b)                  2,550,000
     5,500,000     A-1+      Newton County EDA (Intec Group Inc.) 3.84%(b)(c)                   5,500,000
    20,000,000     VMIG 1*   Petersburg Solid Waste Disposal (Indiana Power &
                                Light) 3.95%(b)(c)                                             20,000,000
     1,300,000     NR+       Plymouth IDR (Dean Foods Co.) 3.80%(b)(c)                          1,300,000
     1,100,000     VMIG 1*   Richmond EDA (Beverly Enterprises) 3.45%(b)                        1,100,000
     5,000,000     A-1       Rockport AK Steel Corp. Series 99A 3.85%(b)(c)                     5,000,000
    13,400,000     A-1+      University of Southern Indiana Student Housing 3.80%(b)           13,400,000
     1,100,000     A-1+      Whiting Indiana Industrial Sewer & Solid Waste Disposal
                                (Amoco Oil Project) 4.00%(b)                                    1,100,000
---------------------------------------------------------------------------------------------------------
                                                                                              184,296,867
---------------------------------------------------------------------------------------------------------
Iowa -- 0.4%
                             Iowa Finance Authority:
     3,000,000     NR+          IDR (Dixie Bedding Co. Project) 3.90%(b)(c)                     3,000,000
     3,000,000     P-1*         IDR (Sauer-Sundstrand Co. Project)  3.85%(b)(c)                 3,000,000
     6,300,000     VMIG 1*      Iowa Health System AMBAC-Insured Series B
                                  3.75%(b)(c)                                                   6,300,000
    12,000,000     SP-1+     Iowa State School Cash Anticipation Notes Series A
                                3.23% due 6/23/00                                              12,064,977
---------------------------------------------------------------------------------------------------------
                                                                                               24,364,977
---------------------------------------------------------------------------------------------------------
Kansas -- 0.2%
     3,400,000     NR+       Fredonia Revenue Exempt Facilities (Systech
                                Environmental) 4.05%(b)(c)                                      3,400,000
     1,925,000     NR+       Lawrence IDR (Ram Co. Project) Series A 3.90%(b)(c)                1,925,000
     6,000,000     A-1+      Mission MFH (Silverwood Apartments Project) 3.75%(b)               6,000,000
     3,300,000     NR+       Wichita Airport Authority Airport Facilities Revenue
                                (Flight Safety International Project) 3.80%(b)                  3,300,000
---------------------------------------------------------------------------------------------------------
                                                                                               14,625,000
---------------------------------------------------------------------------------------------------------
Kentucky -- 2.3%
     4,700,000     NR+       Boone County IDR (Curtin Matheson) 3.95%(b)(c)                     4,700,000
     3,250,000     NR+       Calvert City PCR (BOC Group Inc. Project) 3.80%(b)                 3,250,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
12                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING(a)                           SECURITY                                  VALUE
=========================================================================================================
Kentucky -- 2.3%
(continued)
   $16,460,000     VMIG 1*   Clipper Kentucky Tax-Exempt Trust PART 3.88%(b)               $   16,460,000
     3,000,000     A-1+      Daviess County Kentucky Exempt Facilities Revenue
                                (Kimberly Clark Corp.) 3.90%(b)(c)                              3,000,000
                             Daviess County Kentucky Solid Waste Disposal:
     1,850,000     A-1+         Scott Paper Co. Project A 3.90%(b)(c)                           1,850,000
     4,800,000     A-1+         Scott Paper Co. Project B 3.90%(b)(c)                           4,800,000
     2,000,000     VMIG1*    Fulton County (United Healthcare Hospital Co.) 3.85%(b)            2,000,000
                             Hancock County IDR (Southwire Co. Project):
    21,685,000     NR+          Series 92A 3.95%(b)                                            21,685,000
     1,000,000     NR+          Series 92B 3.95%(b)                                             1,000,000
     2,225,000     A-1+      Kenton County Airport PART MBIA-Insured 3.94%(b)                   2,225,000
                             Kentucky Asset Liability Community Project Note 98:
    22,000,000     SP-1+        Series A 3.50% due 11/1/99(d)                                  22,009,975
    20,000,000     VMIG 1*      Series B 3.30% due 10/7/99(d)                                  20,000,000
    10,900,000     VMIG 1*      Series B 3.30% due 10/8/99(d)                                  10,900,000
     3,000,000     A-1+      Louisvllle and Jefferson County Airport Worldwide
                                Forwarding Series B 4.00%(b)(c)                                 3,000,000
                             Louisvllle and Jefferson County Sewer PART:
    14,440,000     A-1          FGIC-Insured 3.37% due 11/5/99(d)                              14,440,000
     8,620,000     A-1          FGIC-Insured 3.52% due 11/5/99(d)                               8,620,000
     3,450,000     A-1+      Morgantown Southern Health Care Systems Project
                                Series A 4.10%(b)                                               3,450,000
     4,100,000     A-1+      Owensboro IDA West Irving Die Castings 3.84%(b)(c)                 4,100,000
---------------------------------------------------------------------------------------------------------
                                                                                              147,489,975
---------------------------------------------------------------------------------------------------------
Louisiana -- 3.0%
     5,650,000     VMIG 1*   Caddo Parish LA IDB (Atlas Project/Penzoil Products)
                                Series B 3.85%(b)                                               5,650,000
     4,350,000     A-1+      East Baton Rouge Louisiana Solid Waste Revenue
                                (Exxon Project) 3.85%(b)(c)                                     4,350,000
    25,000,000     A-1       Jefferson Parish Service District-West Jefferson Medical
                                Center FSA-Insured 3.77%(b)                                    25,000,000
    24,000,000     A-1+      Lake Charles Harbor & Terminal District Port (Citgo
                                Petroleum Corp.) Series 84 3.95% (b)(c)                        24,000,000
    13,000,000     A-1+      Lake Charles Harbor & Terminal District
                                (Global Industries Ltd.) 3.80%(b)(c)                           13,000,000
     6,800,000     A-1+      Lincoln PCR Willamette Industrial Inc. 3.85%(b)                    6,800,000
                             Louisiana Public Facilities Authority:
    20,000,000     VMIG 1*      Christus Health 99B 3.40% due 11/4/99(d)                       20,000,000
    20,000,000     VMIG 1*      Christus Health 99B 3.55% due 3/8/00(d)                        20,000,000
    10,800,000     A-1+         Willis Knighton Medical Project AMBAC-Insured
                                  4.00%(b)(c)                                                  10,800,000
     7,025,000     VMIG 1*   Louisiana State GO PART Series 29A MBIA-Insured
                                3.90%(b)                                                        7,025,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                13

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING(a)                           SECURITY                                  VALUE
=========================================================================================================
Louisiana -- 3.0%
(continued)
   $10,000,000     A-1       Louisiana State GO PART AMBAC-Insured 3.82%(b)                $   10,000,000
    10,000,000     A-1       Louisiana State GO PART FSA-Insured 3.82%(b)                      10,000,000
    30,915,000     VMIG 1*   New Orleans Aviation Board Revenue Refunding
                                Series B MBIA-Insured 3.75%(b)                                 30,915,000
     5,000,000     NR+       Ouachita Parish IDB IDR (Sulzer Escher Wyss Project)
                                3.90%(b)(c)                                                     5,000,000
     1,000,000     NR+       Vermillion Parish IDR (Garan Inc. Project) 3.90%(b)(c)             1,000,000
---------------------------------------------------------------------------------------------------------
                                                                                              193,540,000
---------------------------------------------------------------------------------------------------------
Maine -- 0.1%
     7,285,000     A-1       Westbrook Revenue (Southern Container Corp. Project)
                                4.10%(b)(c)                                                     7,285,000
---------------------------------------------------------------------------------------------------------
Maryland -- 2.7%
     5,000,000     NR+       Baltimore County EDA (Art Litho Co. Project) 3.90%(b)(c)           5,000,000
     4,200,000     A-1       Baltimore County MFH (Oak Crest Village) Series 99A
                                3.80%(b)                                                        4,200,000
     8,500,000     A-1+      Baltimore GO TECP 3.25% due 10/14/99                               8,500,000
     2,200,000     A-1+      Baltimore PCR Refunding (SCM Plants Project) 3.80%(b)              2,200,000
     3,400,000     A-1+      Frederick County Retirement Community Revenue
                                Buckinghams Choice 4.10%(b)(c)                                  3,400,000
    20,000,000     A-1+      Gaithersburg EDA (Asbury Methodist) Series A
                                MBIA-Insured 3.80%(b)                                          20,000,000
    15,250,000     MIG 1     Howard County Maryland BAN Series 99A
                                3.07% due 4/14/00                                              15,250,000
                             Maryland State Health & Higher Educational Facilities
                                Authority Revenue:
    11,680,000     VMIG 1*       Charlestown Community 4.10%(b)                                11,680,000
     6,300,000     VMIG 1*       Series A 3.75%(b)                                              6,300,000
     6,000,000     VMIG 1*       Series B 3.65%(b)                                              6,000,000
                             Montgomery County EDA (Howard Hughes Medical Center):
    19,500,000     A-1+         Series A 3.75%(b)                                              19,500,000
    25,500,000     A-1+         Series C 3.75%(b)                                              25,500,000
    22,500,000     A-1+         Series 90B 3.80%(b)                                            22,500,000
    12,500,000     A-1+      Montgomery County Housing Opportunity Community
                                Housing Revenue (Draper Land Apartments)
                                Issue I  FGIC-Insured 3.85%(b)(c)                              12,500,000
    11,070,000     A-1+      Montgomery GO Public Improvement Series A
                                PART 3.85%(b)                                                  11,070,000
---------------------------------------------------------------------------------------------------------
                                                                                              173,600,000
---------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
14                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING(a)                           SECURITY                                  VALUE
=========================================================================================================
Massachusetts --
4.3%
   $ 5,000,000     NR++      Barnstable Massachusetts BAN 3.62% due 2/24/00                $    5,007,399
     3,990,000     A-1       Boston IDR (Boston Home Inc.) 3.90%(b)                             3,990,000
     5,000,000     NR++      Brookline Massachusetts BAN 3.15% due 6/1/00                       5,011,293
                             Clipper Massachusetts Tax Exempt Trust:
     6,388,000     VMIG 1*      PART AMBAC-Insured 3.87%(b)                                     6,388,000
     7,045,000     VMIG 1*      PART AMBAC-Insured 3.98%(b)(c)                                  7,045,000
     5,000,000     MIG 1*    Holden MA BAN 3.67% due 3/15/00                                    5,007,350
     1,725,000     NR++      Holliston MA BAN 3.34% due 12/15/99                                1,726,420
                             Massachusetts Bay Transit Authority:
     6,550,000     VMIG 1*      General Transportation System 3.85%(b)                          6,550,000
     8,000,000     AAA          Pre-Refunded Series A 3.69% due 8/1/00                          8,412,426
                             Massachusetts DFA:
     3,000,000     A-1          New Bedford Whaling Museum 3.70% (b)                            3,000,000
     6,000,000     VMIG 1*      Notre Dame Health Care 3.80%(b)                                 6,000,000
                             Massachusetts GO:
     2,000,000     AAA          Consumer Loan Series A 3.20% due 3/1/00(d)                      2,030,814
     3,000,000     AA-          Series A 3.70% due 8/1/00(d)                                    3,031,636
    28,000,000     A-1+         Series A 3.75%(b)                                              28,000,000
    19,700,000     A-1+         Series B 3.75%(b)                                              19,700,000
                             Massachusetts HEFA:
    12,700,000     VMIG 1*      Capital Asset Program 3.70%(b)                                 12,700,000
     6,220,000     A-1+         Berklee College Series D MBIA-Insured 3.70%(b)                  6,220,000
     2,410,000     VMIG 1*      Brigham & Womens Hospital Series A 3.70%(b)                     2,410,000
     8,940,000     VMIG 1*      Harvard University 3.50% due 11/1/99(d)                         8,940,000
    10,100,000     VMIG 1*      Partners Healthcare Series P-1 3.70%(b)                        10,100,000
     6,200,000     VMIG 1*      Partners Healthcare System 3.70%(b)                             6,200,000
                             Massachusetts HFA :
     1,000,000     A-1+         MFH 3.75%(a)(b)                                                 1,000,000
     8,270,000     A-1+         PART MBIA-Insured 3.75%(b)                                      8,270,000
     9,180,000     A-1+         Series 94A PART AMBAC-Insured 3.82%(a)(b)                       9,180,000
     6,400,000     VMIG 1*      Single Family PART AMBAC-Insured 3.90%(b)                       6,400,000
     5,300,000     MIG 1*       Single Family Series B-1 3.048% due 11/15/99(d)                 5,300,000
                             Massachusetts IDR:
     6,000,000     VMIG 1*      Buckingham Brown 3.65%(b)                                       6,000,000
     2,760,000     A-1          Cider Mills Farms Series 99 4.00%(b)(c)                         2,760,000
       800,000     A-1+         KMS Companies Series 96 (b)(c)                                    800,000
     1,000,000     A-1          Leaktite Corp. 4.00%(b)(c)                                      1,000,000
     5,250,000     A-1          Metal Crafters Series 99 4.00%(b)(c)                            5,250,000
                             Massachusetts Industrial Finance Agency:
       600,000     A-1+         Gordon College 3.65%(b)(c)                                        600,000
     5,000,000     A-1+         New England College 3.65%(b)(c)                                 5,000,000
     1,000,000     A-1          Society for Prevention of Cruelty to Animals
                                  3.80%(b)(c)                                                   1,000,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                15

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING(a)                           SECURITY                                  VALUE
=========================================================================================================
Massachusetts --
4.3% (continued)
                             Massachusetts Municipal Wholesale Electrical Co.:
   $ 5,000,000     A-1+         Series C 3.60% due 10/15/99                                $    5,000,000
     5,965,000     VMIG 1*      Series C MBIA-Insured 3.70%(b)                                  5,965,000
     8,500,000     A-1+      Massachusetts State Turnpike Authority 3.75%(b)(c)                 8,500,000
                             Massachusetts Water Resource Authority:
     3,000,000     AAA          Pre-refunded Series 1990 A 3.58% due 4/1/00                     3,035,628
     7,000,000     AAA          Pre-refunded Series 1990 A 3.65% due 4/1/00                     7,080,624
     4,365,000     VMIG 1*      Resource Recovery 94 3.55% due 12/10/99                         4,365,000
     4,900,000     A-1+         Series B AMBAC-Insured 3.70%(b)                                 4,900,000
     9,450,000     A-1+         Series B 3.75%(b)                                               9,450,000
     5,350,000     A-1+         Series D 3.70%(b)                                               5,350,000
     5,000,000     MIG 1     Narragansett Massachusetts Regular School
                                District BAN 3.60%(b)                                           5,021,640
     3,000,000     MIG 1     South Hadley Massachusetts BAN 3.75% due 8/11/00                   3,012,300
---------------------------------------------------------------------------------------------------------
                                                                                              271,710,530
---------------------------------------------------------------------------------------------------------
Michigan -- 2.4%
     3,500,000     NR+       Berrien County Limited Obligation Revenue
                                (Menasha Corp. Project) 3.80% due 7/1/00(b)                     3,500,000
     1,800,000     P-1*      Delta County Michigan EDA (Mead Escanaba Paper Co.)
                                Series D 3.90%(b)                                               1,800,000
     2,000,000     A-1+      Detroit Michigan EDA Waterfront Reclamation
                                Series 99C 3.85%(b)                                             2,000,000
    10,619,000     VMIG 1*   Dewitt Public School PART FSA-Insured 3.83%(b)                    10,619,000
     4,000,000     VMIG 1*   Michigan State HDA PART FSA-Insured Series A
                                3.90%(b)(c)                                                     4,000,000
     2,400,000     A-1       Michigan State Hospital Finance Authority Revenue
                                (St. Mary Hospital of Livonia) Series A 3.75%(b)                2,400,000
                             Michigan State Muni Board Authority:
    40,000,000     SP-1+        Revenue Notes Series B-2 3.57% due 8/25/00                     40,235,798
     6,000,000     SP-1+        Series 99 A-1 3.43% due 6/30/00                                 6,024,637
    17,307,000     VMIG 1*   Michigan State Trunk Line PART Series 98-13
                                MBIA-Insured 3.83%(b)                                          17,307,000
    27,610,000     VMIG 1*   Michigan Strategic Fund PCR (General Motors Corp.
                                Project) 3.70%(b)                                              27,610,000
     7,000,000     A-1       Saline EDA (Associate Spring Project) Series 88
                                4.10%(b)(c)                                                     7,000,000
    10,000,000     A-1       Saline EDA (Evangelical Homes Project) 3.80%(b)                   10,000,000
    17,800,000     A-1+      Wayne Charter County Airport Revenue (Detroit
                                Metropolitan Community) 3.80%(b)(c)                            17,800,000
---------------------------------------------------------------------------------------------------------
                                                                                              150,296,435
---------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
16                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING(a)                           SECURITY                                  VALUE
=========================================================================================================
Minnesota -- 0.6%
   $ 3,185,000     NR+       Mankato MFH (Highland Hills Apartments) 3.70%(b)              $    3,185,000
     4,000,000     MIG1*     Minnesota Tax Aid Anticipation Borrow Project
                                2.95% due 2/24/00                                               4,000,000
                             Rochester Health Care Facility (Mayo Foundation Project):
    10,000,000     A-1+         Series A  3.95%(b)                                             10,000,000
     5,140,000     NR+          Series A 3.20% due 11/15/99(d)                                  5,171,554
    17,600,000     A-1+         Series C  3.95%(b)                                             17,600,000
---------------------------------------------------------------------------------------------------------
                                                                                               39,956,554
---------------------------------------------------------------------------------------------------------
Mississippi --
0.8%
                             Mississippi Business Finance Corp:
    14,000,000     NR+          Choctaw Generation Ltd. 3.90%(b)(c)                            14,000,000
    14,000,000     NR+          Mississippi College Project Series 99A 3.80%(b)                14,000,000
    16,745,000     A-1+      Mississippi State GO Highway PART 3.85%(b)                        16,745,000
     5,350,000     NR+       Newton IDR Refunding (La-Z-Boy Chair Co. Project)
                                3.80%(b)                                                        5,350,000
     2,500,000     NR+       Washington County IDR (La-Z-Boy Chair Project)
                                3.90%(a)(b)                                                     2,500,000
---------------------------------------------------------------------------------------------------------
                                                                                               52,595,000
---------------------------------------------------------------------------------------------------------
Missouri -- 0.7%
     2,870,000     A-1+      Jefferson County IDR (Westview Nursing) 3.80%(b)                   2,870,000
                             Kansas City IDA MFH Revenue:
     1,000,000     A-1+         Sleepy Hollow Project 3.75%(b)                                  1,000,000
     9,295,000     A-1+         Willow Creek IV Apartments 3.70%(b)                             9,295,000
                             Missouri HEFA:
     1,335,000     SP-1+        RAN Series I 3.18% due 4/29/00                                  1,337,386
     3,100,000     SP-1+        RAN Series J 3.18% due 4/29/00                                  3,105,540
     1,600,000     VMIG 1*      Saint Louis University Series A 4.00%(b)                        1,600,000
                             Missouri Higher Education Loan Authority
                                Student Loan Revenue:
     3,900,000     VMIG 1*        Series 90A  3.90%(b)(c)                                       3,900,000
     1,250,000     VMIG 1*        Series 90B  3.90%(b)(c)                                       1,250,000
     4,000,000     A-1+      Missouri State Environmental Improvement and Energy
                                Authority Utilicorp United Inc. 3.90%(b)(c)                     4,000,000
    11,395,000     A-1+      St. Louis Airport Revenue FGIC-Insured PART
                                3.85%(b)(c)                                                    11,395,000
     4,000,000     NR+       Versailles IDA IDR Refunding (Gates Rubber Co. Project)
                                3.90%(b)                                                        4,000,000
---------------------------------------------------------------------------------------------------------
                                                                                               43,752,926
---------------------------------------------------------------------------------------------------------
Montana -- 0.1%
     1,100,000     P-1*      Missoula IDR (Washington Corp. Project) 3.41%(b)                   1,100,000
     3,925,000     A-1+      Montana EDA (Farmers Union Central Project) 3.30%(b)               3,925,000
     3,898,000     VMIG 1*   Montana State Board Housing PART FHA-Insured
                                3.90%(b)(c)                                                     3,898,000
---------------------------------------------------------------------------------------------------------
                                                                                                8,923,000
---------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                17

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING(a)                           SECURITY                                  VALUE
=========================================================================================================
Nebraska -- 1.3%
                             Nebraska Higher Education Loan Program Income
                                Revenue Student Loan Program:
   $22,575,000     A-1+          Series 1986A 3.90%(b)(c)                                  $   22,575,000
     2,650,000     A-1+          Series 1986B 3.90%(b)(c)                                       2,650,000
    10,425,000     A-1+          Series 1986C 3.90%(b)(c)                                      10,425,000
    22,280,000     A-1+          Series 1986D 3.90%(b)(c)                                      22,280,000
     7,600,000     A-1+          Series 1988C 3.90%(b)(c)                                       7,600,000
    19,995,000     A-1+      Nebraska IFA PART 4.00%(b)(c)                                     19,995,000
---------------------------------------------------------------------------------------------------------
                                                                                               85,525,000
---------------------------------------------------------------------------------------------------------
Nevada -- 1.0%
     5,000,000     A+        Clark County Nevada School District 3 3.12% due 5/1/00             5,226,938
    12,000,000     P-1       Las Vegas Water District GO Series A 3.35%(b)                     12,000,000
    12,500,000     VMIG 1*   Nevada Department of Business & Industry PCR (Barrick
                                Goldstrike Mines) 3.85%(b)                                     12,500,000
    19,000,000     A-1+      Nevada Housing Division (Park Vista Apartments)
                                Series 91A 3.80%(b)(c)                                         19,000,000
     4,460,000     VMIG 1*   Nevada Muni Bond Bank PART MBIA-Insured 3.88%(b)                   4,460,000
    10,000,000     A-1+      Nevada State GO PART 3.85%(b)                                     10,000,000
---------------------------------------------------------------------------------------------------------
                                                                                               63,186,938
---------------------------------------------------------------------------------------------------------
New Hampshire --
0.4%
     4,200,000     A-1+      New Hampshire Higher Educational & Health Facilities
                                Authority Revenue, (VHA New England Inc.) Series E
                                AMBAC-Insured 3.85%(b)                                          4,200,000
                             New Hampshire State Business Finance Authority:
    17,000,000     A-1+         Lonza Biologics Inc. Series 98 3.95%(b)(c)                     17,000,000
     2,800,000     A-1          Park Nameplate Co. 4.10%(b)(c)                                  2,800,000
     3,000,000     A-1+         Wheelabator Series 97A 3.75%(b)                                 3,000,000
---------------------------------------------------------------------------------------------------------
                                                                                               27,000,000
---------------------------------------------------------------------------------------------------------
New Jersey -- 0.1%
     4,095,000     A-1+      New Jersey  GO PART 3.10% due 2/10/00(d)                           4,095,000
---------------------------------------------------------------------------------------------------------
New Mexico-- 0.9%
     4,900,000     NR+       Bellen IDR (Solo New Mexico Project) 3.90%(b)(c)                   4,900,000
     2,615,000     A-1+      New Mexico Mortgage Finance Authority Series 1995 PART
                                3.298% due 3/9/00(d)                                            2,615,000
     5,140,000     A-1+      New Mexico Mortgage Finance GNMA/FNMA PART
                                3.90%(b)(c)                                                     5,140,000
    42,200,000     SP-1+     New Mexico TRAN 3.23% due 6/30/00                                 42,434,515
---------------------------------------------------------------------------------------------------------
                                                                                               55,089,515
---------------------------------------------------------------------------------------------------------
New York -- 2.8%
                             Long Island Power Authority (Electricity System Revenue):
    13,195,000     A-1+         Series B PART 3.92%(b)                                         13,195,000
     5,900,000     A-1+         Series 7 3.80%(b)                                               5,900,000
    19,000,000     A-1+         Series 98-3 TECP 3.30% due 10/20/99(d)                         19,000,000
    15,000,000     A-1+         Series 98-3 TECP 3.30% due 3/9/00(d)                           15,000,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
18                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING(a)                           SECURITY                                  VALUE
=========================================================================================================
New York -- 2.8%
(continued)
                             Nassau County NY RAN Custody Receipts:
   $ 9,900,000     NR+          3.75% due 3/15/00                                          $    9,966,931
    55,000,000     NR+          3.75% due 4/19/00                                              55,411,726
     6,300,000     A-1+      NYC GO Series 92D 3.70%(b)                                         6,300,000
     2,200,000     A-1+      NYC GO Series J Subseries J3 3.65%(b)                              2,200,000
     3,900,000     A-1+      NYC Health & Hospitals Corp. Revenue Bonds
                                Series A 3.70%(b)                                               3,900,000
     5,000,000     A-1+      NYC Housing Development Corp. MFH
                                Brittany Development Series A 3.80%(b)(c)                       5,000,000
    40,200,000     P-1       New York State Power Series 4 3.25% due 10/7/99(d)                40,200,000
---------------------------------------------------------------------------------------------------------
                                                                                              176,073,657
---------------------------------------------------------------------------------------------------------
North Carolina --
1.6%
     3,600,000     NR+       Brunswick County PCR Wood Industries 3.85%(b)                      3,600,000
     3,500,000     NR+       Iredell County PCR Vaspar Corp. 3.85% (b)(c)                       3,500,000
     4,400,000     NR+       North Carolina Agriculture Financial Authority 3.90%(b)(c)         4,400,000
                             North Carolina Education Facilities Agency:
    10,690,000     A-1+         Brevard College 3.75%(b)                                       10,690,000
     5,125,000     NR+          Cape Fear Academy 3.75%(b)                                      5,125,000
    12,000,000     NR+          Durham Academy PJ Series 99 3.75%(b)                           12,000,000
     7,300,000     A-1          Johnson C. Smith University 3.75%(b)                            7,300,000
     1,250,000     NR+       North Carolina GO Public School PART Series 491
                                3.85%(b)                                                        1,250,000
     8,435,000     A-1       North Carolina HFA PART 3.85%(b)(c)                                8,435,000
    25,470,000     NR+       North Carolina Medical Care Community
                                (Randolph Hospital) Series 99 3.75%(b)                         25,470,000
     4,995,000     A-1+      North Carolina Public School Building PART 3.85%(b)                4,995,000
    10,000,000     A-1+      North Carolina State GO PART 3.85%(b)                             10,000,000
     3,625,000     NR+       Pasquotank County Hospital Revenue Ablemarle Hospital
                                3.75%(b)                                                        3,625,000
     1,800,000     A-1+      Rowan County IDR PCR (Double LLC Project) Series 98
                                4.10%(b)(c)                                                     1,800,000
       700,000     A-1+      Wake County North Carolina PCR Series 90B 4.25%(b)                   700,000
---------------------------------------------------------------------------------------------------------
                                                                                              102,890,000
---------------------------------------------------------------------------------------------------------
North Dakota --
0.1%
     3,600,000     A-1+      Mercer County PCR (Minnesota Power) Series 99
                                3.79%(b)                                                        3,600,000
---------------------------------------------------------------------------------------------------------
Ohio -- 2.4%
                             Cuyahoga County Hospital Revenue Bonds:
    10,000,000     VMIG 1*      University Hospital Series 99E 3.80%(b)                        10,000,000
    11,690,000     A-1          Walker Center AMBAC-Insured 3.91%(b)                           11,690,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                19

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING(a)                           SECURITY                                  VALUE
=========================================================================================================
Ohio -- 2.4%
(continued)
   $ 6,350,000     VMIG 1*   Franklin County Hospital Revenue U.S. Health
                                Corp. 3.75%(b)                                             $    6,350,000
     4,700,000     A-1+      Hamilton County Health Alliance Series A MBIA-Insured
                                3.77%(b)                                                        4,700,000
    14,135,000     A-1+      Lake County Hospital Facilities Revenue (Lake Hospital
                                Systems Inc) 3.83%(b)                                          14,135,000
    26,000,000     A-1+      Mahoning County Hospital Facility Revenue (Forum Health
                                Obligation Group) Series B MBIA-Insured 3.75%(b)               26,000,000
     2,000,000     NR+       Oakwood Village IDR (Sennet Seel Corp.) 4.00%(b)                   2,000,000
     7,690,000     VMIG 1*   Ohio HFA Revenue (Assisted Living Concept Corp.)
                                3.75%(b)(c)                                                     7,690,000
                             Ohio State Air Quality Development Authority Revenue:
    10,000,000     VMIG 1*     Series 94B (JMG Funding LP) 3.75%(b)(c)                         10,000,000
     4,100,000     A-1+        Timken Co. 3.80%(b)                                              4,100,000
     2,910,000     A-1       Ohio State Improvement Revenue Newark Group
                                3.95%(b)(c)                                                     2,910,000
                             Ohio State Water Development Authority:
     5,500,000     A-1+         Duquesne Light Co. Project 3.80%(b)(c)                          5,500,000
    18,500,000     VMIG 1*      Timken Co. Project Waste Disposal Revenue
                                  3.85%(b)(c)                                                  18,500,000
    21,000,000     SP-1+     Summit County BAN Series A 3.20% due 6/1/00                       21,081,365
     6,580,000     VMIG 1*   Toledo City Services Special Assessment Notes
                                3.75% due 12/1/00(b)                                            6,580,000
---------------------------------------------------------------------------------------------------------
                                                                                              151,236,365
---------------------------------------------------------------------------------------------------------
Oklahoma -- 0.5%
     4,500,000     NR++      Creek County Industrial Authority IDR
                                (Henry Vogt Machinery) 3.95%(b)(c)                              4,500,000
    24,505,000     A-1+      Oklahoma State Water Resource Board Program
                                Series 94A 3.60% due 3/1/00(c)                                 24,505,000
---------------------------------------------------------------------------------------------------------
                                                                                               29,005,000
---------------------------------------------------------------------------------------------------------
Oregon -- 1.1%
     5,760,000     VMIG 1*   Hillsboro Oregon Revenue Graduate Center Institute
                                Project 3.85%(b)                                                5,760,000
    31,575,000     NR++      Oregon County School Board Association Pooled Short
                                Term Borrowing Project Series A 3.55% due 6/30/00              31,575,000
                             Oregon State Economic Development Commission IDR
     3,200,000     P-1          Eagle Picher Industries 3.90%(b)                                3,200,000
     1,300,000     NR+          Trust Joist Inc. 3.80%(b)                                       1,300,000
    10,000,000     MIG 1     Oregon State Housing & Community Services Single
                                Family Mortgage Series K 3.58% due 8/17/00(d)                  10,000,000
    16,900,000     P-1*      Washington County MFH Authority (Cedar Mill Project)
                                3.90%(b)(c)                                                    16,900,000
---------------------------------------------------------------------------------------------------------
                                                                                               68,735,000
---------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
20                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING(a)                           SECURITY                                  VALUE
=========================================================================================================
Pennsylvania --
4.1%
   $ 6,750,000     NR+       Allegheny County Hospital Development Authority
                                Revenue (Health Care Dialysis Clinic) 3.80%(b)             $    6,750,000
     2,430,000     NR+       Bucks County IDA (Dunmore Corp. Project) 4.00%(b)(c)               2,430,000
     8,195,000     VMIG 1*   Cambria County Pennsylvania IDA Cambria Cogen Corp.
                                Series A-2(b)(c)                                                8,195,000
                             Carbon County IDA (Panther Creek Partners):
     1,900,000     P-1          Series 90A 3.35% due 10/15/99(d)                                1,900,000
     3,500,000     P-1          Series 91A 3.35% due 11/9/00(d)                                 3,500,000
       200,000     A-1+      Delaware EDA (Clean Power Project) 3.90%(b)(c)                       200,000
     3,900,000     NR+       East Pennsylvania Industrial & Commercial Development
                                Authority (Electronic Data Systems Corp.) 3.80%(b)              3,900,000
    42,435,000     A-1+      Emmaus General Authority Revenue Series 96 3.80%(b)               42,435,000
     2,000,000     SP-1+     Emmaus General Authority Subseries E-15 3.80%(b)(c)                2,000,000
     2,400,000     A-1+      Emmaus Pooled Loan Series G-13 3.85%(b)                            2,400,000
     6,400,000     A-1+      Indiana County PCR (Connemaugh Project)
                                Series A 3.75%(b)(c)                                            6,400,000
     2,500,000     NR+       Luzerne County IDA IDR (Culp Inc. Project) 3.90%(b)(c)             2,500,000
                             Pennsylvania Energy Development Authority:
     5,400,000     A-1+         Piney Creek Series A 3.75%(b)(c)                                5,400,000
     3,200,000     A-1+         Series B 3.90%(b)(c)                                            3,200,000
    10,750,000     A-1+         Series A 3.90%(b)(c)                                           10,750,000
                             Pennsylvania State Higher Education Authority:
     1,200,000     MIG 1        Carnegie Mellon University 3.90%(b)(c)                          1,200,000
     3,430,000     A-1          College of Optometry 3.80%(b)(c)                                3,430,000
    13,775,000     A-1+         Pennsylvania Health Services Series B 3.85%(b)                 13,775,000
    10,000,000     SP-1      Philadelphia School District TRAN Series 00-A
                                4.00% due 6/30/00                                              10,039,750
    45,000,000     MIG 1     Philadelphia TRAN Series A 3.50% due 6/30/00                      45,243,681
                             Quakertown General Authority Revenue
                                (Pooled Financing Program):
    11,998,000     P-1*          Series A 3.90%(b)                                             11,998,000
     1,000,000     VMIG 1*       Series 1985A 3.90%(b)                                          1,000,000
     9,055,000     VMIG 1*       Series 98A 3.90%(b)                                            9,055,000
     4,600,000     A-1+      Schuylkill County Pennsylvania IDA (Northeastern
                                Power Co.) 3.75%(b)(c)                                          4,600,000
    10,235,000     A-1+      Southeastern Transportation Authority Special
                                Revenue PART FGIC-Insured 3.85%(b)                             10,235,000
    22,380,000     A-1       York General Authority Pooled Financing Revenue
                                3.85%(b)                                                       22,380,000
    22,750,000     A-1       York General Authority Pooled Financing Revenue
                                Series 96B 3.80%(b)                                            22,750,000
---------------------------------------------------------------------------------------------------------
                                                                                              257,666,431
---------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                21

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING(a)                           SECURITY                                  VALUE
=========================================================================================================
Rhode Island --
0.5%
   $ 2,500,000     NR++      Cranston Rhode Island BAN 3.75% due 11/17/99                  $    2,502,358
     7,500,000     A-1       Rhode Island Health & Educational Building Corp.
                                Educational Institutional Revenue 9 St. Andrew's
                                School 4.00%(b)(c)                                              7,500,000
                             Rhode Island State Economic Development Corp.
     1,770,000     A-1          J-Cor LLC Project Series 98 4.10%(b)(c)                         1,770,000
     2,910,000     A-1          Kilguss Realty Co. 4.10%(b)(c)                                  2,910,000
     2,935,000     A-1          Mathew Realty Co. 4.10%(b)(c)                                   2,935,000
    11,105,000     A-1          McCoy Stadium 4.00%(b)                                         11,105,000
---------------------------------------------------------------------------------------------------------
                                                                                               28,722,358
---------------------------------------------------------------------------------------------------------
South Carolina --
2.4%
                             Anderson County IDR:
     6,580,000     NR+          Culp Inc. 3.90%(b)(c)                                           6,580,000
     2,500,000     NR+          Fed Paper Board Co., Inc. 3.90%(b)(c)                           2,500,000
     4,000,000     NR+          Mikron Corp. 3.95%(b)(c)                                        4,000,000
     2,252,000     NR+       Chesterfield County IDR (Culp Inc. Project) 3.90%(b)(c)            2,252,000
     1,200,000     A-1+      Marlboro County IDR (Reliance Trading) 3.84%(b)(c)                 1,200,000
     4,000,000     A-1+      Marlboro County Solid Waste (Willamette Industry)
                                3.85%(b)(c)                                                     4,000,000
                             Piedmont Muni Power Agency Electric Revenue Refunding:
     6,700,000     A-1+         Series A MBIA-Insured 3.80%(b)                                  6,700,000
    16,500,000     A-1+         Series B MBIA-Insured 3.85%(b)                                 16,500,000
     2,400,000     A-1+         Series C MBIA-Insured 3.80%(b)                                  2,400,000
    12,100,000     A-1+         Series D MBIA-Insured 3.75%(b)                                 12,100,000
    28,600,000     MIG 1     Richland County South Carolina School District BAN
                                Series 99 3.11% due 10/1/99                                    28,600,000
     1,750,000     A-1+      South Carolina GO Highway 493 3.85%(b)                             1,750,000
                             South Carolina Jobs Economic Development
                                Authority Revenue:
     5,000,000     P-1*          BASF Corp. 3.85%(b)(c)                                         5,000,000
     4,200,000     NR+           Conco Medical Products Project 3.65%(b)(c)                     4,200,000
     7,500,000     A-1           Franco Manufacture Co. Inc. 4.10%(b)(c)                        7,500,000
     4,700,000     NR+           Galey & Lord Industries Inc. 3.90%(b)(c)                       4,700,000
     1,600,000     NR+           Greenville Machinery Project 3.90% (b)(c)                      1,600,000
     5,400,000     NR+           Orders Realty Co., Inc. Project 3.90% (b)(c)                   5,400,000
     1,900,000     NR+           Spartan Iron & Metal Project 3.90% (b)(c)                      1,900,000
     8,300,000     VMIG 1*   South Carolina Port Authority PART FSA-Insured
                                3.90%(b)(c)                                                     8,300,000
    21,000,000     A-1+      South Carolina Port Authority Ports Revenue
                                Series B 3.90%(b)(c)                                           21,000,000
     3,500,000     A-1+      Williamsburg County IDR (Peddinghaus Project)
                                3.84%(b)(c)                                                     3,500,000
---------------------------------------------------------------------------------------------------------
                                                                                              151,682,000
---------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
22                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING(a)                           SECURITY                                  VALUE
=========================================================================================================
South Dakota --
0.1%
   $ 6,200,000     A-1+      Yankton IDR (Kolberg Pioneer Inc.)
                                Series 98 3.90%(b)(c)                                      $    6,200,000
---------------------------------------------------------------------------------------------------------
Tennessee -- 7.8%
     4,435,000     P-1*      Anderson County Tennessee IDB Revenue Bonds:
                                Becromal of America Inc. Project 4.40%(b)(c)                    4,435,000
     3,000,000     NR+       Chattanooga IDR (Seaboard Farm Inc. Project)(b)                    3,000,000
                             Clarksville Public Building Authority Revenue:
     2,285,000     VMIG 1*      Pooled Financing Series 95 3.80%(b)                             2,285,000
    29,935,000     VMIG 1*      Series 97 3.80%(b)                                             29,935,000
     4,200,000     VMIG 1*   Covington IDR (Charms Co. Project) 3.90%(b)(c)                     4,200,000
     4,350,000     NR+       Dayton IDR (LA-Z-Boy Chair Co. Project) 3.80%(b)                   4,350,000
     3,220,000     A-1+      Hamilton Tennessee Aquarium 3.80%(b)                               3,220,000
    23,100,000     P-1*      Kingsport IDR (Eastman Chemical Project)
                                Series A 3.90%(b)(c)                                           23,100,000
    20,000,000     A-1+      Knox Tennessee HEFA (THA Solutions Group)
                                3.80%(b)(c)                                                    20,000,000
     8,100,000     NR+       Loudon IDB PCR (AE Stanley Manufacturing) 3.80%(b)                 8,100,000
     3,100,000     NR+       McMinn County IDB (Thomas and Betts
                                Corp. Project) 3.90%(b)(c)                                      3,100,000
     2,500,000     A-1+      Memphis State GO Series 95A 3.85%(b)                               2,500,000
                             Metropolitan Nashville Davidson County:
    12,400,000     VMIG 1*      IDB Revenue MFH (Arbor Knoll) 3.80%(b)                         12,400,000
    18,000,000     NR+          IDB Revenue (YMCA Project) 3.80%(b)                            18,000,000
     5,000,000     A-1+         IDB Revenue (Steel Coils) Series 99 3.84%(b)(c)                 5,000,000
   10,000,000      VMIG 1*      Munitops PART 3.341%(b)                                        10,000,000
     4,695,000     NR+          Series 98 3.80%(b)                                              4,695,000
                             Montgomery County Tennessee Public Building Authority
                                Pooled Financing Revenue:
    24,585,000     VMIG 1*       Montgomery County Loan 3.80%(b)                               24,585,000
    24,200,000     A-1+          Series 95 3.80%(b)                                            24,200,000
    54,000,000     VMIG 1*       Tennessee County Loan Pool 3.80%(b)                           54,000,000
    45,615,000     A-1+          Tennessee County Loan Pool 3.80%(b)                           45,615,000
     2,600,000     NR+       Roane County IDB IDR (Great Lakes Carbon Corp.)
                                3.50%(b)                                                        2,600,000
                             Sevier County Public Building Authority (Local
                                Government Public Improvement) AMBAC-Insured:
    15,700,000     VMIG 1*       Series A-1  3.75%(b)                                          15,700,000
     9,775,000     VMIG 1*       Series B  3.75%(b)                                             9,775,000
    11,500,000     VMIG 1*       Series D-1  3.75%(b)                                          11,500,000
     4,070,000     VMIG 1*       Series E-2  3.75%(b)                                           4,070,000
     2,530,000     VMIG 1*       Series E-3  3.75%(b)                                           2,530,000
     1,640,000     VMIG 1*       Series E-5  3.75%(b)                                           1,640,000
     5,300,000     VMIG 1*       Series E-6  3.75%(b)                                           5,300,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                23

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING(a)                           SECURITY                                  VALUE
=========================================================================================================
Tennessee -- 7.8%
(continued)
   $10,000,000     VMIG 1*       Series G-1  3.75%(b)                                      $   10,000,000
    10,645,000     VMIG 1*       Series H-1  3.75%(b)                                          10,645,000
     3,000,000     VMIG 1*       Series H-2  3.75%(b)                                           3,000,000
    10,400,000     VMIG 1*       Series I-B  3.75%(b)                                          10,400,000
     9,945,000     NR+       Shelby County Health & Education & Housing
                                (Kirby Parkway Apartments) 3.75%(b)                             9,945,000
    11,550,000     VMIG 1*   Stewart County Tennessee IDB Solid Waste Disposal
                                Revenue (Standara Gypsum Project) 3.85%(b)                     11,550,000
    20,000,000     A-1+      Sumner County Tennessee Health Educational & Housing
                                Facilities Board Hospital Alliance Pooled 3.92%(b)(c)          20,000,000
     8,065,000     AAA       Tennessee State GO 3.07% due 5/1/00(d)                             8,153,403
    16,000,000     VMIG 1*   Tennessee State GO Putters Series 108 3.85%(b)                    16,000,000
    33,000,000     SP-1+     Tennessee State Local Development Authority BAN
                                Series A 3.50% due 5/12/00                                     33,072,300
---------------------------------------------------------------------------------------------------------
                                                                                              492,600,703
---------------------------------------------------------------------------------------------------------
Texas -- 15.1%
                             Austin Travis & Williamson County TECP:
     4,421,000     A-1+         Series A 3.30% due 10/8/99(d)                                   4,421,000
     6,462,000     A-1+         Series A 3.30% due 10/15/99(d)                                  6,462,000
    13,000,000     VMIG 1*   Barbers Texas School ABN AMRO Munitops PART
                                3.249% due 11/10/99(d)                                         13,000,000
     5,140,000     AAA       Beaumont TX G.O. Series A 3.65% due 3/1/00                         5,168,430
     1,375,000     A-1+      Bexar County TX Health Facilities Retirement
                                Community Series B 3.75%(b)(c)                                  1,375,000
     2,000,000     A-1+      Bexar County TX HFA (Fountainhead
                                Apartments) 3.75%(b)(c)                                         2,000,000
     5,170,000     A-1+      Brazos River Authority PCR (Texas Utilities Electric Co.)
                                Series 94 3.55% due 12/14/99                                    5,170,000
     2,500,000     P-1       Brownsville Utilities System TECP Series A
                                3.50% due 3/8/00                                                2,500,000
     3,000,000     A-1+      Calhoun County TX Sewer & Waste Disposal
                                (Chemicals Inc. Project) 4.00%(b)(c)                            3,000,000
   10,000,000                Comal ISD ABN AMRO Munitops PART 3.90%(b)                         10,000,000
    25,000,000     A-1+      Corpus Christi IDR (Koch Industries) Series 99
                                3.85%(b)(c)                                                    25,000,000
     4,700,000     VMIG 1*   Crawford IDR (Franklin Industrial Project)
                                3.84% due 10/1/12(b)(c)                                         4,700,000
                             Dallas Area Rapid Transit TECP:
     6,000,000     P-1          Series A 3.60% due 3/14/00                                      6,000,000
    10,000,000     P-1          Series B 3.60% due 3/7/00                                      10,000,000
    15,000,000     A-1+      Dallas Fort Worth Regional Airport Revenue PART MBIA
                                Insured 3.85% due 11/1/20(b)                                   15,000,000
    10,000,000     VMIG 1*   Dallas Fort Worth TX International Airport Flight
                                Safety Project 3.90%(b)(c)                                     10,000,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
24                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING(a)                           SECURITY                                  VALUE
=========================================================================================================
Texas -- 15.1%
(continued)
   $ 8,000,000     VMIG 1*   Dallas Water and Sewer PART FSA-Insured 3.88%(b)(c)           $    8,000,000
     5,100,000     A-1+      Denton Texas ISD Series B 3.65% due 8/15/00                        5,100,000
    11,000,000     VMIG 1*   Grapevine-Collyvile ISD PART 3.349% due 11/17/99(d)               11,000,000
                             Greater Texas Student Loan Corp.:
     7,830,000     A-1+         Series 96A 3.00% due 3/1/00(d)(c)                               7,830,000
    10,000,000     A-1+         Series 98A 3.00% due 3/1/00(d)(c)                              10,000,000
     3,100,000     NR+       Guadalupe Blanco River IDA Refunding (BOC Group
                                Inc. Project) 3.80%(b)                                          3,100,000
     2,000,000     VMIG 1*   Gulf Coast IDA Solid Waste Disposal Revenue
                                (Citgo Petroleum Corp. Project) 4.00%(b)(c)                     2,000,000
     1,100,000     A-1+      Gulf Coast Waste Disposal  Authority PCR
                                Amoco 3.75%(b)                                                  1,100,000
     5,400,000     A-1+      Harris County IDR (Baytank Houston Inc.) 3.75%(b)                  5,400,000
     2,000,000     A-1+      Harris County TX PCR (Exxon Project) 3.85%(b)(c)                   2,000,000
    25,000,000     SP-1+     Harris County TX TAN 3.48% due 2/29/00                            25,052,773
    15,000,000     A-1+      Houston Airport PART FGIC-Insured
                                3.365% due 2/16/00(c)                                          15,000,000
     7,320,000     A-1+      Houston ISD PART 3.85%(b)                                          7,320,000
                             Houston GO :
     3,000,000     A-1+         TECP Series A 3.45% due 11/12/99                                3,000,000
     3,000,000     A-1+         TECP Series B 3.45% due 11/12/99                                3,000,000
     5,000,000     P-1          TECP Series B 3.60% due 3/10/00                                 5,000,000
    50,000,000     SP-1+     Houston Texas TRAN 3.35% due 6/30/00                              50,325,356
    10,000,000     A-1+      Houston Water Sewer Systems Revenue Series A
                                TECP 3.30% due 10/28/99                                        10,000,000
     9,100,000     A-1+      Katy Independent School District 3.70%(b)                          9,100,000
     8,000,000     NR+       Leon County IDR (BOC Group Inc. Project) 3.80%(b)                  8,000,000
     6,000,000     NR+       Lower Neches Valley (Mobil Oil Project)
                                Series 99 3.95%(b)(c)                                           6,000,000
     3,700,000     A-1+      Mansfield IDR (Pier 1 Imports Texas Inc. Project)
                                3.90%(b)(c)                                                     3,700,000
    13,800,000     VMIG 1*   Mansfield Independent School District 3.80%(b)                    13,800,000
     8,995,000     A-1+      Matagorda County Navigation District PART 3.90%(b)                 8,995,000
     1,900,000     VMIG 1*   Midlothian Texas IDC Texas Industrials Project
                                3.95%(b)(c)                                                     1,900,000
    16,855,000     VMIG 1*   Milam Texas IDC PCR (Alcoa Inc.)
                                3.249% due 5/17/00(d)                                          16,855,000
     5,000,000     A-1 +     Mineral Wills Texas IDC (Ameron International Corp.)
                                3.85%(b)(c)                                                     5,000,000
     3,440,000     NR+       Montgomery County IDA (Medical Manufacturing
                                Partnership Project) 3.85%(b)(c)                                3,440,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                25

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING(a)                           SECURITY                                  VALUE
=========================================================================================================
Texas -- 15.1%
(continued)
                             North Texas Higher Education Authority Inc.
                                Student Loan Revenue Refunding:
   $ 6,700,000     A-1+          Series 1991A  3.90%(b)(c)                                 $    6,700,000
     3,500,000     A-1+          Series 1991F AMBAC-Insured 3.90%(b)(c)                         3,500,000
     5,500,000     A-1+          Series 1993A 3.90%(b)(c)                                       5,500,000
     5,815,000     A-1+          Series 98 3.85%(b)(c)                                          5,815,000
    46,360,000     A-1+      Plano Texas ISD 2.996% due 11/29/99(d)                            46,360,000
    14,100,000     A-1+      Richardson Independent School District Series A 3.70%(b)          14,100,000
                             Round Rock:
     2,850,000     NR+            IDR Refunding (Tellabs Inc. Project) 3.80%(b)                 2,850,000
     4,940,000     A-1+           ISD PART 3.252% due 12/9/99(d)                                4,940,000
     1,000,000     A-1+      Sabine River PCR (Texas Utilities Electricity Co.)
                                Series A 3.90%(b)(c)                                            1,000,000
    22,500,000     VMIG 1*   San Antonio Electricity & Gas PART 3.88%(d)                       22,500,000
    18,700,000     A-1+      Southwest Higher Educational Authority (Southern
                                Methodist University Project) Series C 3.75% (b)               18,700,000
     3,570,000     A-1+      Texas A & M University Revenue PART
                                AMBAC-Insured 3.82%(b)                                          3,570,000
    11,000,000     A-1+      Texas GO Veterans Land Series A 3.85%(b)(c)                       11,000,000
    24,000,000     A-1+      Texas Municipal Gas Reserves Corp. Series 98
                                FSA-Insured 3.75%(b)                                           24,000,000
                             Texas Municipal Power Authority TECP Series 91:
    10,000,000     A-1          3.35% due 10/6/99                                              10,000,000
    23,700,000     A-1          3.40% due 10/7/99                                              23,700,000
                             Texas PFA Series 1993A TECP:
    18,700,000     A-1+         3.35% due 10/13/99                                             18,700,000
    10,000,000     A-1+         3.25% due 10/8/99                                              10,000,000
     5,000,000     A-1+         3.45% due 11/12/99                                              5,000,000
    10,000,000     A-1+         3.60% due 3/10/00                                              10,000,000
    57,665,000     VMIG 1*   Texas Small Business IDC IDR (Texas Public Capital
                                Access) 3.85%(b)                                               57,665,000
                             Texas State TRAN:
   192,125,000     SP-1+        Series 1999A 3.70% due 8/31/00                                193,480,233
    40,000,000     SP-1+        Series 1999A 3.71% due 8/31/00                                 40,283,052
     5,900,000     VMIG 1*   Trinity River Authority PCR (General Motors Corp.
                                Project) 3.90%(b)                                               5,900,000
    40,000,000     VMIG1*    Tyler Texas Health Facilities Development Corp.
                                Hospital Revenue 3.83%(b)                                      40,000,000
---------------------------------------------------------------------------------------------------------
                                                                                              960,077,844
---------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
26                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING(a)                           SECURITY                                  VALUE
=========================================================================================================
Utah -- 2.4%
   $19,300,000     A-1+      Central Water Conservation Series E 3.75%(b)                  $   19,300,000
                             Intermountain Power Agency Power Supply Revenue:
     9,000,000     VMIG 1*      Series E 3.625% due 3/15/00(d)                                  9,000,000
    20,000,000     A-1+         TECP Series 85F 3.60% due 3/10/00                              20,000,000
     3,580,000     A-1       Ogden City IDR (Infiltrator System Inc. Project)
                                4.10%(a)(b)                                                     3,580,000
    17,800,000     A-1+      Salt Lake City Airport Revenue Series A 3.80%(b)(c)               17,800,000
    14,000,000     VMIG 1*   Utah HFA Single Family Mortgage Series 99-2
                                3.90%(b)(c)                                                    14,000,000
                             Utah State Board Regents Student Loan Revenue:
    12,600,000     A-1+         AMBAC-Insured Series C  3.90%(b)(c)                            12,600,000
    19,000,000     A-1+         AMBAC-Insured Series L  3.90%(b)(c)                            19,000,000
    19,500,000     A-1+         AMBAC-Insured Series Q 3.90%(b)(c)                             19,500,000
    15,000,000     VMIG 1*      Series A  3.90%(b)(c)                                          15,000,000
     2,600,000     NR+       Weber County IDR (Parker Inc. Project) 3.80%(b)                    2,600,000
---------------------------------------------------------------------------------------------------------
                                                                                              152,380,000
---------------------------------------------------------------------------------------------------------
Vermont -- 0.2%
                             Vermont Educational Buildings Finance VHA
                                (New England Project) AMBAC-Insured:
     1,900,000     A-1+          Series B  3.85%(b)                                             1,900,000
     3,100,000     A-1+          Series E  3.85%(b)                                             3,100,000
    10,200,000     A-1+      Vermont IDA IDR (Ryegate Project)  3.95%(b)(c)                    10,200,000
---------------------------------------------------------------------------------------------------------
                                                                                               15,200,000
---------------------------------------------------------------------------------------------------------
Virginia -- 1.0%
     3,000,000     NR+       Alexandria Virginia IDA IDR Global Printing
                                Project 3.90%(b)                                                3,000,000
     2,100,000     A-1+      Brunswick County IDR (Aegis Waste Solution) 3.90%(b)(c)            2,100,000
     9,000,000     AAA       Fairfax County Virginia GO Series A 3.50% due 6/1/00(d)            9,028,981
     4,000,000     NR+       Front Royal & Warren IDA (PenTab Industries) 3.90%(b)(c)           4,000,000
     5,000,000     NR+       Henrico Virginia Hermitage Health 3.80%(b)                         5,000,000
     3,000,000     A-1+      King George County IDA Solid Waste Disposal Facility
                                Revenue Garnet of VA Inc. Project 3.90%(b)(c)                   3,000,000
     7,800,000     A-1+      Lynchburgh IDR VHA (Mid Atlantic Capital Project)
                                AMBAC-Insured 3.85%(b)(c)                                       7,800,000
     2,500,000     NR+       Mecklenburg VA IDA (Glaize & Bro LC) 3.90%(b)                      2,500,000
    12,500,000     P-1       Norfolk Airport Authority Commercial Paper Notes Series B
                                3.45% due 3/7/00(c)                                            12,500,000
     2,000,000     A-1+      Norfolk IDR (Children Hospital Project) 3.80%(b)                   2,000,000
     1,500,000     NR+       Norfolk VA IDA IDR 3.75%(b)                                        1,500,000
     7,020,000     NR+       Rockbridge County IDR DES Champs High 3.90%(b)(c)                  7,020,000
     4,400,000     A-1+      Virginia Port Authority Revenue PART 3.90%(b)                      4,400,000
---------------------------------------------------------------------------------------------------------
                                                                                               63,848,981
---------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                27

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING(a)                           SECURITY                                  VALUE
=========================================================================================================
Washington -- 2.7%
   $14,995,000     VMIG 1*   Central Pugent Sound Washington Transportation
                                Authority Sales Tax & Motor Certificates PART
                                3.87%(b)                                                   $   14,995,000
     2,400,000     A-1       Olympia EDA Spring Air Northwest Project 3.90%(b)(c)               2,400,000
                             Pierce County EDA:
     1,200,000     P-1*         Dock and Wharf Facility Revenue (SCS Industries)
                                  3.90%(b)(c)                                                   1,200,000
     7,245,000     NR+          Port Sea-Land Service Project 3.80%(b)                          7,245,000
     2,290,000     A-1          Truss Co. Project 3.90%(b)(c)                                   2,290,000
    15,555,000     A-1+         Weyerhaesuser Real Estate 3.75%(b)                             15,555,000
    20,000,000     VMIG 1*   Port of Seattle Sub Lien Revenue 99b TECP
                                3.45% due 11/8/99                                              20,000,000
     6,055,000     A-1       Port Pasco Economic Development
                                (Douglas Fruit Co., Inc. Project) 4.00%(b)(c)                   6,055,000
    12,440,000     A-1       Snohomish School District PART FGIC-Insured 3.82%(c)              12,440,000
    27,700,000     A-1       Washington Metro Airport Authority
                                3.50% due 11/19/99(d)                                          27,700,000
     6,650,000     A-1+      Washington State GO Series 96B PART
                                3.202% due 12/9/99(d)                                           6,650,000
     1,030,000     VMIG 1*   Washington State Health Care Fred Hutchinson
                                Cancer Research 4.25%(b)                                        1,030,000
     2,700,000     A-1+      Washington State Health Care Sisters of Providence
                                Series C 3.75%(b)                                               2,700,000
                             Washington State HFA Multi-Family Mortgage Revenue:
     8,450,000     A-1+         Arbors on the Park Project 3.95%(b)(c)                          8,450,000
     4,735,000     VMIG 1*      Canyon Lakes II Project 4.40%(b)(c)                             4,735,000
     7,840,000     VMIG 1*      Glenbrooke Apartments Project Series A  3.95%(b)(c)             7,840,000
     9,995,000     VMIG 1*      Various Certificates Series T 3.94%(b)                          9,995,000
                             Washington State Public Power Supply Systems:
     9,195,000     A-1+         Nuclear Project Number 1 SG 15 3.85%(b)(c)                      9,195,000
       120,000     A-1+         PART AMBAC-Insured 3.90%(b)                                       120,000
     2,000,000     AAA          Pre-refunded Series A 3.75% due 7/1/00                          2,093,524
                             Yakima County Public Corp.:
     5,900,000     P-1*         Can Am Millwork Limited 4.15%(b)(c)                             5,900,000
     3,100,000     NR+          John I. Haas Project 3.90% (b)(c)                               3,100,000
     2,000,000     NR+          Longview Fibre Co. 3.90%(b)(c)                                  2,000,000
---------------------------------------------------------------------------------------------------------
                                                                                              173,688,524
---------------------------------------------------------------------------------------------------------
West Virginia --
0.4%
                             Marion County Commission Solid Waste Disposal
                                Facility Revenue (Granttown Project):
     4,900,000     A-1+          Series B 3.90%(b)(c)                                           4,900,000
     3,400,000     A-1+          Series D 3.90%(b)(c)                                           3,400,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
28                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING(a)                           SECURITY                                  VALUE
=========================================================================================================
West Virginia --
0.4% (continued)
   $ 1,730,000     NR+       Putnam County Solid Waste Disposal Revenue
                                (FMC Corp.) 3.90%(b)(c)                                    $    1,730,000
                             West Virginia State Hospital Finance Authoriy Hospital
                                Revenue (Mid-Atlantic Capital) AMBAC-Insured:
     5,700,000     A-1           Series D 3.85%(b)                                              5,700,000
     4,490,000     A-1           Series E 3.85%(b)                                              4,490,000
     3,800,000     A-1           Series G 3.85%(b)                                              3,800,000
---------------------------------------------------------------------------------------------------------
                                                                                               24,020,000
---------------------------------------------------------------------------------------------------------
Wisconsin -- 1.0%
     9,500,000     NR+       Brokaw Sewer & Solid Waste Revenue (Wausau Paper
                                Mills Co. Project) 4.05%(b)(c)                                  9,500,000
     3,420,000     A-1+      Germantown IDR (Great Lakes Pack Corp.) 3.84%(b)(c)                3,420,000
    17,300,000     A-1       Milwaukee Housing Economic Development Authority
                                PART 3.85%(b)(c)                                               17,300,000
     3,000,000     A-1       Milwaukee Redevelopment Humane Society Project
                                3.75%(b)(c)                                                     3,000,000
     7,495,000     A-1+      Wisconsin Central District Tax Revenue PART 3.99%(b)               7,495,000
     2,385,000     VMIG 1*   Wisconsin Housing and Economic Development
                                Authority Home Ownership Revenue
                                PART 3.90%(b)(c)                                                2,385,000
     6,320,000     A-1+      Wisconsin Public Power Inc. System Power Supply
                                System Revenue PART AMBAC-Insured 3.82%(b)                      6,320,000
     3,013,000     A-1+      Wisconsin State GO Series 97B 3.60% due 3/9/00(d)                  3,013,000
                             Wisconsin State Health & Education:
     8,395,000     A-1+         Edgewood College 3.85%(b)                                       8,395,000
     1,000,000     A-1+         Felician Services AMBAC-Insured 3.80% (b)                       1,000,000
---------------------------------------------------------------------------------------------------------
                                                                                               61,828,000
---------------------------------------------------------------------------------------------------------
Wyoming -- 0.5%
                             Green River Power Rhone-Poulene:
     7,000,000     A-1+         Series 92 3.90%(b)                                              7,000,000
    11,400,000     A-1+         Series 94 3.95%(b)(c)                                          11,400,000
     8,600,000     VMIG 1*   Green River Solid Waste (Oci Wyoming Project)
                                3.84%(b)(c)                                                     8,600,000
     1,800,000     A-1+      Sublette County Wyoming PCR (Exxon)
                                Series A 3.85%(b)(c)                                            1,800,000
     1,200,000     A-1+      Unita County Wyoming PCR (BP Amoco) 3.85%(b)                       1,200,000
---------------------------------------------------------------------------------------------------------
                                                                                               30,000,000
---------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                29

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING(a)                           SECURITY                                  VALUE
=========================================================================================================
Miscellaneous --
1.9%
   $46,274,706     VMIG 1*   Clipper Blue Tax-Exempt PART 95-1 3.98%(b)(c)                 $   46,274,706
    39,085,000     VMIG 1*   Pitney Bowes Credit Corp. Leasetops Series 1999-2
                                4.25%(b)                                                       39,085,000
                             Pooled Puttable Floating Options Tax-Exempt PART:
     6,925,000     A-1+         3.677% due 5/11/00(d)(c)                                        6,925,000
     8,325,000     A-1+         3.97%(b)(c)                                                     8,325,000
     5,895,000     VMIG1*       3.97%(b)(c)                                                     5,895,000
    11,920,000     A-1+      Pooled Variable Rate Macon Trust PART
                                4.17% due 7/1/29(b)(c)                                         11,920,000
---------------------------------------------------------------------------------------------------------
                                                                                              118,424,706
---------------------------------------------------------------------------------------------------------
                             TOTAL INVESTMENTS -- 100%
                             (Cost -- $6,346,611,327**)                                    $6,346,611,327
=========================================================================================================

(a) All ratings are by Standard & Poor's Ratings Service, except those identified by an asterisk (*) which are rated by Moody's Investors Service, Inc.
(b) Variable rate obligation payable at par on demand at any time on no more than seven days notice.
(c) Income from this issue is considered a preference item for the purposes of calculating the alternative minimum tax.
(d)   Variable rate obligation payable at par on demand on the date indicated.
+ Security has not been rated by either Moody's Investors Service Inc. or Standard & Poor's Ratings Service. However, the Board of Directors has determined this security to be considered as a first tier quality issue due to enhancement features; such as insurance and/or an irrevocable letter of credit.
++ Security has not been rated by either Moody's Investors Service Inc. or Standard & Poor's Ratings Service. However, the Board of Directors has determined this security to present minimal credit risks.
**    Aggregate cost for Federal income tax purposes is substantially the same.

      See pages 31 and 32 for definition of ratings and certain security descriptions.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
30                                       1999 Semi-Annual Report to Shareholders

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA    --   Debt rated "AAA" have the highest rating assigned by Standard &
            Poor's. Capacity to pay interest and repay principal is extremely strong.

AA     --   Debt rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

A      --   Debt rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB    --   Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Moody's Investors Service Inc. ("Moody's") -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "Baa", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa    --   Bonds that are rated "Aaa" are judged to be of the best quality.
            They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.
            While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa     --   Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A      --   Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa    --   Bonds that are rated "Baa" are considered as medium grade
            obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.
            Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR     --   Indicates that the bond is not rated by Standard & Poor's or
            Moody's.

--------------------------------------------------------------------------------
Short-Term Security Ratings (unaudited)
--------------------------------------------------------------------------------

SP-1   --   Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus
            (+) sign.

A-1    --   Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong;
            those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

MIG 1  --   Moody's highest rating for short-term municipal obligations.

VMIG 1 --   Moody's highest rating for issues having a demand feature -- VRDO.

VMIG 2 --   Moody's second highest rating for issues having a demand feature --
            VRDO.

P-1    --   Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                31

--------------------------------------------------------------------------------
Security Descriptions (unaudited)
--------------------------------------------------------------------------------

AMBAC      -- AMBAC Indemnity Corporation
BAN        -- Bond Anticipation Notes
CGIC       -- Capital Guaranty Insurance Company
DFA        -- Development Finance Authority
EDA        -- Economic Development Authority
EDC        -- Economic Development Corporation
EFA        -- Educational Facilities Authority
ETM        -- Escrowed to Maturity
FGIC       -- Financial Guaranty Insurance Company
FRTC       -- Floating Rate Trust Certificates
FSA        -- Financial Security Assurance
GO         -- General Obligation
HDA        -- Housing Development Authority
HEFA       -- Health and Educational Facilities Authority
HFA        -- Housing Finance Authority
IDA        -- Industrial Development Authority
IDB        -- Industrial Development Board
IDC        -- Industrial Development Corporation
IDR        -- Industrial Development Revenue
MBIA       -- Municipal Bond Investors
                Assurance Corporation
MFH        -- Multi-Family Housing
PART       -- Partnership Structure
PCFA       -- Pollution Control Finance Authority
PCR        -- Pollution Control Revenue
PFA        -- Public Facilities Authority
RAN        -- Revenue Anticipation Notes
RAW        -- Revenue Anticipation Warrants
STEM       -- Short-Term Extendable Maturity
SWAP       -- Swap Structure
TAN        -- Tax Anticipation Notes
TECP       -- Tax Exempt Commercial Paper
TOB        -- Tender Option Bond
TRAN       -- Tax & Revenue Anticipation Notes
VHA        -- Veterans Housing Authority


--------------------------------------------------------------------------------
32                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Assets and Liabilities (unaudited)               September 30, 1999
--------------------------------------------------------------------------------

ASSETS:
   Investments, at amortized cost                               $ 6,346,611,327
   Interest receivable                                               35,872,286
   Cash                                                                 177,113
   Other assets                                                         712,803
--------------------------------------------------------------------------------
   Total Assets                                                   6,383,373,529
--------------------------------------------------------------------------------
LIABILITIES:
   Payable for securities purchased                                  28,790,550
   Dividends payable                                                  9,273,553
   Management fees payable                                            2,500,329
   Distribution fees payable                                            216,880
   Deferred compensation payable                                         35,249
   Accrued expenses                                                     215,000
--------------------------------------------------------------------------------
   Total Liabilities                                                 41,031,561
--------------------------------------------------------------------------------
Total Net Assets                                                $ 6,342,341,968
================================================================================
NET ASSETS:
   Par value of shares of beneficial interest                   $    63,425,341
   Capital paid in excess of par value                            6,279,467,704
   Accumulated net realized loss on security transactions              (551,077)
--------------------------------------------------------------------------------
Total Net Assets                                                $ 6,342,341,968
================================================================================
Shares Outstanding:
   Class A                                                        6,337,171,929
   -----------------------------------------------------------------------------
   Class Y                                                            5,362,125
   -----------------------------------------------------------------------------
Net Asset Value, per share:
   Class A                                                      $          1.00
   -----------------------------------------------------------------------------
   Class Y                                                      $          1.00
   =============================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                33

--------------------------------------------------------------------------------
Statement of Operations (unaudited)
--------------------------------------------------------------------------------

For the Six Months Ended September 30, 1999

INVESTMENT INCOME:
   Interest                                                         $112,801,049
--------------------------------------------------------------------------------
EXPENSES:
   Management fees (Note 3)                                           16,356,832
   Distribution fees (Note 3)                                          3,420,880
   Shareholder and system servicing fees                               1,163,117
   Registration fees                                                     276,609
   Shareholder communications                                            122,061
   Custody                                                                80,130
   Audit and legal fees                                                   45,750
   Directors' fees                                                         8,500
   Other                                                                  75,090
--------------------------------------------------------------------------------
   Total Expenses                                                     21,548,969
--------------------------------------------------------------------------------
Net Investment Income                                                 91,252,080
--------------------------------------------------------------------------------
Net Realized Gain on Investments                                          27,204
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                              $ 91,279,284
================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
34                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Six Months Ended September 30, 1999 (unaudited) and the Year Ended March 31, 1999

                                              September 30         March 31
================================================================================
OPERATIONS:
   Net investment income                    $     91,252,080   $    188,051,702
   Net realized gains                                 27,204            469,190
--------------------------------------------------------------------------------
   Increase in Net Assets From Operations         91,279,284        188,520,892
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2)           (91,252,080)      (188,051,621)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
   Net proceeds from sale of shares           13,809,499,067     29,271,556,660
   Net asset value of shares issued
     for reinvestment of dividends                88,192,920        183,382,155
   Cost of shares reacquired                 (14,683,483,808)   (28,664,024,895)
--------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets From
     Fund Share Transactions                    (785,791,821)       790,913,920
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets               (785,764,617)       791,383,191
NET ASSETS:
   Beginning of period                         7,128,106,585      6,336,723,394
--------------------------------------------------------------------------------
   End of period                            $  6,342,341,968   $  7,128,106,585
================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                35

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Smith Barney Municipal Money Market Fund, Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) the Fund uses the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates value; (c) interest income, adjusted for amortization of premium and accretion of original issue discount, is recorded on an accrual basis; market discount is recognized upon the disposition of the security; (d) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets by class; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) the Fund intends to comply with the applicable provisions of the Internal Revenue Code pertaining to regulated investment companies and make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (h) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; and (i) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. EXEMPT-INTEREST DIVIDENDS AND OTHER DISTRIBUTIONS

The Fund declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly in Fund shares on the payable date. Furthermore, the Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such status when distributed to its shareholders.

Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

--------------------------------------------------------------------------------
36                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

3. MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS

SSB Citi Fund Management LLC ("SSBC"), formerly known as SSBC Fund Management Inc., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment manager to the Fund. The Fund pays SSBC a management fee calculated at an annual rate of 0.50% on the first $2.5 billion of the Fund's average daily net assets, 0.475% on the next $2.5 billion, 0.45% on the next $2.5 billion and 0.40% on average daily net assets in excess of $7.5 billion. This fee is calculated daily and paid monthly.

CFBDS, Inc. ("CFBDS") acts as the Fund's distributor. Salomon Smith Barney Inc. ("SSB"), as well as certain other broker-dealers, continues to sell Fund shares to the public as a member of the selling group. Pursuant to a Distribution Plan, the Fund pays SSB a service fee calculated with respect to Class A and L shares at an annual rate of 0.10% of the Fund's average daily net assets.

All officers and one Director of the Fund are employees of SSB.

4. CAPITAL LOSS CARRYFORWARD

At March 31, 1999, the Fund had, for Federal income tax purposes, approximately $578,000 of capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is possible that the gains so offset will not be distributed. The amount and expiration of the carryforwards are indicated below. Expiration occurs on March 31 of the year indicated:

                          2001            2002             2003           2005
================================================================================
Carryforward Amounts    $400,000         $37,000         $72,000         $69,000
================================================================================

5. CAPITAL SHARES

The Fund has the ability to establish multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares. Class A and Class Y shares can be purchased directly by investors. Class C shares are not available for purchase. They represent previously issued B shares, which were renamed as Class C shares effective November 7, 1994. Class C shares may only be redeemed or exchanged out of the Fund.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                37

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

At September 30, 1999, total paid-in capital amounted to the following for each class:

                                                 Class A            Class Y
================================================================================
Total Paid-in Capital                        $6,337,529,738       $5,363,307
================================================================================

Transactions in shares of each class were as follows:

                                         Six Months Ended          Year Ended
                                        September 30, 1999       March 31, 1999
================================================================================
Class A
  Shares sold                              13,793,419,049        29,150,652,716
  Shares issued on reinvestment                88,056,588           183,074,353
  Shares reacquired                       (14,648,638,205)      (28,566,310,554)
--------------------------------------------------------------------------------
  Net Increase (Decrease)                    (767,162,568)          767,416,515
================================================================================
Class C*
  Shares sold                                          --                    --
  Shares issued on reinvestment                        --                    11
  Shares reacquired                                    --                (4,733)
--------------------------------------------------------------------------------
  Net Decrease                                         --                (4,722)
================================================================================
Class Y
  Shares sold                                  16,080,018           120,903,944
  Shares issued on reinvestment                   136,332               307,791
  Shares reacquired                           (34,845,603)          (97,709,608)
--------------------------------------------------------------------------------
  Net Increase (Decrease)                     (18,629,253)           23,502,127
================================================================================
*     On May 5, 1998, Class C shares were fully redeemed.


--------------------------------------------------------------------------------
38                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended March 31, except where noted:

Class A Shares                   1999(1)        1999        1998        1997        1996          1995
=========================================================================================================
Net Asset Value,
  Beginning of Period           $   1.00      $   1.00    $   1.00    $   1.00    $   1.00      $   1.00
---------------------------------------------------------------------------------------------------------
  Net investment income(2)         0.013         0.028       0.031       0.029       0.033         0.027
  Dividends from net
    investment income             (0.013)       (0.028)     (0.031)     (0.029)     (0.033)       (0.027)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period  $   1.00      $   1.00    $   1.00    $   1.00    $   1.00      $   1.00
---------------------------------------------------------------------------------------------------------
Total Return                        1.35%++       2.84%       3.15%       2.94%       3.34%         2.71%
---------------------------------------------------------------------------------------------------------
Net Assets,
  End of Period (millions)      $  6,337      $  7,104    $  6,336    $  5,562    $  5,395      $  4,651
---------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(2)(3)                    0.63%+        0.62%       0.61%       0.67%       0.63%         0.61%
  Net investment income             2.67+         2.79        3.10        2.90        3.28          3.01
=========================================================================================================

Class Y Shares                      1999(1)       1999        1998        1997        1996(4)
=========================================================================================================
Net Asset Value,
  Beginning of Period           $   1.00      $   1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------
  Net investment income            0.014         0.029       0.032       0.030       0.004
  Dividends from net
    investment income             (0.014)       (0.029)     (0.032)     (0.030)     (0.004)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period  $   1.00      $   1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------
Total Return                        1.42%++       2.95%       3.25%       3.04%       0.39%++
---------------------------------------------------------------------------------------------------------
Net Assets, End of
  Period (millions)             $    5.4      $   24.0    $    0.5    $    5.0    $   18.0
---------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(3)                       0.49%+        0.49%       0.52%       0.57%       0.55%+
  Net investment income             2.80+         2.90        3.23        3.00        2.81+
=========================================================================================================

(1)   For the six months ended September 30,1999 (unaudited).
(2) The manager has waived a part of its fees for the years ended March 31, 1996 and March 31, 1995. If such fees were not waived, the per share effect on net investment income and expense ratios would have been as follows:
                        Per Share Decreases                 Expense Ratios
                      to Net Investment Income            Without Fee Waivers
                      ------------------------           --------------------
                          1996          1995               1996         1995
                        -------       -------            -------       ------
      Class A           $0.0001       $0.0002             0.64%         0.63%
(3) As a result of voluntary expense limitations, expense ratios will not exceed 0.70% of any Class of the Fund.
(4)   For the period from February 12, 1996 (inception date) to March 31, 1996.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                39

--------------------------------------------------------------------------------
Additional Shareholder Information (unaudited)
--------------------------------------------------------------------------------

On May 19, 1999, a special meeting of shareholders of the Fund was held for the purpose of electing Directors to the Fund.

The results were as follows:

                                Shares         Percentage     Shares         Percentage
                                 Voted          of Shares      Voted          of Shares
Name of Directors                 For             Voted       Against           Voted
=======================================================================================
Lee Abraham                3,534,478,438.060     97.460%    92,125,623.220      2.540%
Allan J. Bloostein         3,536,361,080.140     97.512     90,242,981.140      2.488
Jane F. Dasher             3,539,532,614.990     97.599     87,071,446.290      2.401
Donald R. Foley            3,533,760,378.740     97.440     92,843,682.540      2.560
Richard E. Hanson, Jr.     3,537,249,955.460     97.536     89,354,105.820      2.464
Paul Hardin                3,538,917,332.990     97.582     87,686,728.290      2.418
Heath B. McLendon          3,539,997,603.800     97.612     86,606,457.480      2.388
Roderick C. Rasmussen      3,534,887,198.050     97.471     91,716,863.230      2.529
John P. Toolan             3,539,290,738.840     97.592     87,313,322.440      2.408
=======================================================================================


--------------------------------------------------------------------------------
40                                       1999 Semi-Annual Report to Shareholders

                                                    SALOMON SMITH BARNEY
                                                    ----------------------------
                                                    A member of citigroup [LOGO]

Directors

Lee Abraham
Allan J. Bloostein
Jane F. Dasher
Donald R. Foley
Richard E. Hanson, Jr.
Paul Hardin
Heath B. McLendon, Chairman
Roderick C. Rasmussen
John P. Toolan

Joseph H. Fleiss, Emeritus

Officers

Heath B. McLendon
President and Chief Executive Officer

Lewis E. Daidone
Senior Vice President and Treasurer

Joseph Benevento
Vice President

Joseph P. Deane
Vice President

Irving P. David
Controller

Christina T. Sydor
Secretary

Investment Manager

SSB Citi Fund Management LLC

Distributor

CFBDS, Inc.

Custodian

PNC Bank, N.A.

Shareholder Servicing Agent

Smith Barney Private Trust
388 Greenwich Street
22nd Floor
New York, NY 10013

Sub-Shareholder Servicing Agent

First Data Investor Services
Group, Inc.
P.O. Box 9699
Providence, RI 02940-9699

This report is submitted for the general information of the shareholders of Smith Barney Municipal Money Market Fund, Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

Smith Barney Municipal Money Market Fund, Inc.
388 Greenwich Street
New York, New York 10013

www.smithbarney.com/mutualfunds

FD0807 11/99